UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2020

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

44	Statement of Assets and Liabilities

46	Statement of Operations

47	Statements of Changes in Net Assets

48	Financial Highlights

52	Notes to Financial Statements

68	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund
Semiannual Report

For the six-month period ended June 30, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 through June 30, 2020).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/20 – 6/30/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/20 -
	1/1/20	6/30/20	6/30/20
Class A
Actual	$1,000.00	$970.00	$3.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.92
Class C
Actual	$1,000.00	$965.80	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.17
Class F
Actual	$1,000.00	$970.30	$3.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.48	$3.42
Class F3
Actual	$1,000.00	$971.10	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.52	$2.64
Class I
Actual	$1,000.00	$970.60	$2.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.93	$2.97
Class P
Actual	$1,000.00	$968.70	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.22
Class R2
Actual	$1,000.00	$968.10	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.95	$5.97
Class R3
Actual	$1,000.00	$968.50	$5.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.42
Class R4
Actual	$1,000.00	$968.60	$4.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.17
Class R5
Actual	$1,000.00	$970.80	$2.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$2.92
Class R6
Actual	$1,000.00	$971.00	$2.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.33	$2.56

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.78% for Class A, 1.43% for Class C, 0.68% for Class F, 0.52% for Class F3, 0.59% for Class I, 1.04% for Class P, 1.19% for Class R2, 1.08% for Class R3, 0.83% for Class R4, 0.58% for Class R5 and 0.51% for Class R6) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2020

Sector*	%**
Asset Backed	2.22%
Automotive	4.11%
Banking	5.20%
Basic Industry	5.52%
Capital Goods	3.89%
Consumer Goods	6.91%
Electric	0.00	%(a)
Energy	9.87%
Financial Services	4.41%
Foreign Government	2.50%
Health Care	8.19%
Information Technology	0.11%
Insurance	2.05%
Leisure	4.47%
Media	4.87%
Mortgage-Backed	1.97%
Municipal	2.91%
Real Estate	1.13%
Retail	6.72%
Technology & Electronics	8.24%
Telecommunications	4.70%
Transportation	3.45%
Utilities	6.33%
Repurchase Agreement	0.15%
Money Market Funds(b)	0.08%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Amount represent less than 0.01%.
(b)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.10%

ASSET-BACKED SECURITIES 3.08%

Automobiles 0.18%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$1,941	$1,944,102
ACC Trust 2018-1 C†	6.81%		2/21/2023	5,140	5,126,567
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%		9/15/2021	4,214	4,247,471
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%		11/15/2021	11,186	11,295,815
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,720,861
Total					31,334,816

Credit Cards 0.10%
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	16,717	16,866,116	(a)

Other 2.80%
Ally Master Owner Trust 2018-3 A	0.505% (1 Mo. LIBOR + .32%	)#	7/15/2022	9,440	9,443,200
AMMC CLO XII Ltd. 2013-12A DR†	3.148% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	3,859	3,334,070
Apex Credit CLO LLC 2017-2A B†	2.156% (3 Mo. LIBOR + 1.85%	)#	9/20/2029	7,197	6,796,348
Battalion CLO VII Ltd. 2014-7A CRR†	4.065% (3 Mo. LIBOR + 2.93%	)#	7/17/2028	1,831	1,686,670
Battalion CLO XV Ltd. 2019-16A B†	3.903% (3 Mo. LIBOR + 2.00%	)#	12/19/2032	23,286	22,840,345
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	3.878% (3 Mo. LIBOR + 2.00%	)#	1/15/2033	7,922	7,752,501
Carlyle US CLO Ltd. 2019-4A B†	4.259% (3 Mo. LIBOR + 2.70%	)#	1/15/2033	15,609	15,400,125
Cedar Funding VI CLO Ltd. 2016-6A BR†	2.735% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	2,600	2,503,823
Cedar Funding VI CLO Ltd. 2016-6A DR†	4.135% (3 Mo. LIBOR + 3.00%	)#	10/20/2028	7,699	7,111,663
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	6,524	6,525,840
Galaxy XXI CLO Ltd. 2015-21A AR†	2.155% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	5,311	5,187,481
Greywolf CLO III Ltd. 2020-3RA A1R†	2.388% (3 Mo. LIBOR + 1.29%	)#	4/15/2033	20,101	19,568,396
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.141% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	5,476	5,272,799	(a)
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	2.835% (3 Mo. LIBOR + 1.70%	)#	1/17/2030	9,320	9,060,939

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Harbor Park CLO Ltd. 2018-1A D†	4.035% (3 Mo. LIBOR + 2.90%	)#	1/20/2031	$4,560	$4,260,289
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	2,749	2,764,236
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	37,612	37,280,703
Jamestown CLO VII Ltd. 2015-7A BR†	2.641% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	12,548	11,868,117
Kayne CLO 7 Ltd. 2020-7A A1†	2.607% (3 Mo. LIBOR + 1.20%	)#	4/17/2033	47,944	46,383,424
KKR CLO 9 Ltd. 9 B1R†	2.969% (3 Mo. LIBOR + 1.75%	)#	7/15/2030	6,340	6,122,591
KVK CLO Ltd. 2013-A BR†	2.761% (3 Mo. LIBOR + 1.45%	)#	1/14/2028	3,567	3,405,638
Marble Point CLO XVII Ltd. 2020-1A A†	2.196% (3 Mo. LIBOR + 1.30%	)#	4/20/2033	29,415	28,702,547
Marble Point CLO XVII Ltd. 2020-1A B†	2.666% (3 Mo. LIBOR + 1.77%	)#	4/20/2033	9,348	9,016,246
Mariner CLO Ltd. 2017-4A D†	4.041% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	6,254	5,860,541
Mountain View CLO 2017-1A BR†	2.926% (3 Mo. LIBOR + 1.75%	)#	10/16/2029	11,046	10,740,486
Mountain View CLO X Ltd. 2015-10A BR†	2.661% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	13,725	13,099,988
Northwoods Capital 20 Ltd. 2019-20A C†	4.701% (3 Mo. LIBOR + 2.80%	)#	1/25/2030	14,954	14,860,081
Octagon Investment Partners 29 Ltd. 2016-1A AR†	2.20% (3 Mo. LIBOR + 1.18%	)#	1/24/2033	15,000	14,499,342
OZLM Funding III Ltd. 2013-3A A2AR†	3.048% (3 Mo. LIBOR + 1.95%	)#	1/22/2029	15,000	14,690,562
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.269% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	9,660	9,406,557
Palmer Square Loan Funding Ltd. 2018-1A B†	2.619% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	5,069	4,836,614
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	17,723	17,890,892
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	22,154	21,556,831
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	15,166	13,129,798
Regatta VI Funding Ltd. 2016-1A DR†	3.835% (3 Mo. LIBOR + 2.70%	)#	7/20/2028	2,216	2,089,181
Regatta XVI Funding Ltd. 2019-2A B†	3.953% (3 Mo. LIBOR + 2.05%	)#	1/15/2033	31,200	30,880,418
Sound Point CLO XI Ltd. 2016-1A DR†	4.085% (3 Mo. LIBOR + 2.95%	)#	7/20/2028	6,840	6,283,881
THL Credit Wind River CLO Ltd. 2018-3A D†	4.085% (3 Mo. LIBOR + 2.95%	)#	1/20/2031	1,264	1,127,092

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)
West CLO Ltd. 2014-2A BR†	2.926% (3 Mo. LIBOR + 1.75%	)#	1/16/2027		$4,541	$4,406,846
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048		19,550	20,402,867
Total						478,049,968
Total Asset-Backed Securities (cost $539,171,802)						526,250,900

				Shares
				(000)
COMMON STOCKS 8.07%

Auto Parts & Equipment 0.03%
Chassix Holdings, Inc.					607	4,552,927

Beverages 0.11%
Boston Beer Co., Inc. (The) Class A*					36	19,225,486

Building & Construction 0.10%
DR Horton, Inc.					312	17,293,136

Building Materials 0.15%
Trex Co., Inc.*					200	25,958,590

Chemicals 0.16%
Scotts Miracle-Gro Co. (The)					200	26,927,752

Discount Stores 0.15%
Amazon.com, Inc.*					9	25,714,961

Diversified Capital Goods 0.38%
Enphase Energy, Inc.*					450	21,400,173
Rockwell Automation, Inc.					202	43,123,980
Total						64,524,153

Electric: Integrated 0.00%
Pacific Gas And Electric Co.					616	616,058	(b)

Electronics 0.21%
IPG Photonics Corp.*					113	18,200,095
Zebra Technologies Corp. Class A*					70	17,985,350
Total						36,185,445

Energy: Exploration & Production 0.13%
MEG Energy Corp.*(c)				CAD	8,192	22,749,242
Templar Energy LLC Class A Units					417	33,346	(a)
Total						22,782,588

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2020

	Shares	Fair
Investments	(000)	Value
Food: Wholesale 0.56%
Beyond Meat, Inc.*	449	$60,137,995
McCormick & Co., Inc.	199	35,638,361
Total		95,776,356

Gaming 0.26%
DraftKings, Inc. Class A*(d)	508	16,892,089
Penn National Gaming, Inc.*	874	26,697,701
Total		43,589,790

Health Services 0.10%
Illumina, Inc.*	47	17,408,302

Investments & Miscellaneous Financial Services 0.11%
MarketAxess Holdings, Inc.	38	19,030,452

Machinery 0.27%
Generac Holdings, Inc.*	166	20,209,531
Roper Technologies, Inc.	66	25,724,943
Total		45,934,474

Media: Content 0.01%
ION Media Networks, Inc.	4	1,406,720	(b)

Metals/Mining (Excluding Steel) 0.16%
Pan American Silver Corp. (Canada)(e)	866	26,322,298

Personal & Household Products 0.45%
Clorox Co. (The)	202	44,255,923
Gibson Brands, Inc.	107	12,560,985	(a)
Pool Corp.	73	19,973,201
Remington Outdoor Co., Inc.*	164	81,874
Revlon, Inc.	1,798	605,468
Total		77,477,451

Pharmaceuticals 0.39%
AstraZeneca plc ADR	350	18,505,100
NextCure, Inc.*	1,316	28,207,107
Regeneron Pharmaceuticals, Inc.*	31	19,295,108
Total		66,007,315

Real Estate Development & Management 0.10%
CoStar Group, Inc.*	24	17,370,907

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

	Shares		Fair
Investments	(000)		Value
Restaurants 0.86%
Chipotle Mexican Grill, Inc.*		33	$34,937,300
Domino’s Pizza, Inc.		48	17,672,901
Shake Shack, Inc. Class A*(f)		1,785	94,572,956
Total			147,183,157

Software/Services 2.00%
Adyen NV†*(c)	EUR	12	18,067,043
DocuSign, Inc.*		463	79,683,461
Fair Isaac Corp.*		63	26,228,666
Spotify Technology SA (Sweden)*(e)		241	62,313,640
Square, Inc. Class A*		411	43,092,876
Trade Desk, Inc. (The) Class A*		69	27,929,396
Twilio, Inc. Class A*		168	36,867,826
Tyler Technologies, Inc.*		76	26,302,870
Veeva Systems, Inc. Class A*		85	20,034,471
Total			340,520,249

Specialty Retail 0.74%
Chewy, Inc. Class A*(d)		528	23,582,109
Claires Holdings LLC		15	5,244,348
Lululemon Athletica, Inc.*		87	26,998,225
NIKE, Inc. Class B		195	19,163,774
SiteOne Landscape Supply, Inc.*		237	27,053,629
Wayfair, Inc. Class A*		124	24,575,175
Total			126,617,260

Support: Services 0.11%
Booz Allen Hamilton Holding Corp.		230	17,858,406

Technology Hardware & Equipment 0.22%
Analog Devices, Inc.		153	18,730,930
NVIDIA Corp.		50	19,030,072
Total			37,761,002

Theaters & Entertainment 0.15%
Activision Blizzard, Inc.		340	25,773,667

Transportation: Infrastructure/Services 0.06%
ACBL Holdings Corp.		45	1,364,869	(b)
ACBL Holdings Corp.		167	4,176,450	(b)
ACBL Holdings Corp.		205	5,126,725	(b)
Total			10,668,044

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments				Shares (000)	Fair Value
Trucking & Delivery 0.10%
Old Dominion Freight Line, Inc.				103	$17,543,239
Total Common Stocks (cost $1,329,805,329)					1,378,030,185

	Interest Rate		Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 0.58%

Automakers
Tesla, Inc. (cost $63,218,448)	2.00%		5/15/2024	$28,375	99,629,328

FLOATING RATE LOANS(g) 5.85%

Aerospace/Defense 0.06%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(e)	8.50% (3 Mo. LIBOR + 6.50%	)	3/6/2024	8,103	7,008,895
Alloy Finco Limited USD Holdco PIK Term Loan (Jersey)(e)	0.50% (3 Mo. LIBOR + 13.50%) - 13.50%		3/6/2025	8,344	3,692,164
Total					10,701,059

Air Transportation 0.26%
American Airlines, Inc. 2018 Term Loan B	1.934% (1 Mo. LIBOR + 1.75%	)	6/27/2025	46,272	33,130,541
JetBlue Airways Corporation Term Loan	6.25% (3 Mo. LIBOR + 5.25%	)	6/12/2024	11,635	11,420,128
Total					44,550,669

Auto Parts & Equipment 0.14%
American Axle and Manufacturing, Inc. Term Loan B	3.00% (1 Mo. LIBOR + 2.25%	)	4/6/2024	24,183	23,034,654

Building Materials 0.24%
Forterra Finance, LLC 2017 Term Loan B	4.00% (1 Mo. LIBOR + 3.00%	)	10/25/2023	24,908	24,285,591
Yak Access, LLC 2018 1st Lien Term Loan B	5.308% (3 Mo. LIBOR + 5.00%	)	7/11/2025	20,889	16,919,756	(h)
Total					41,205,347

Cable & Satellite Television 0.10%
Charter Communications Operating, LLC 2019 Term Loan B2	1.93% (1 Mo. LIBOR + 1.75%)		2/1/2027	16,870	16,280,686

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.24%
Illuminate Buyer, LLC Term Loan	–	(i)	6/16/2027	$17,530	$17,297,702
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(e)	3.188% (1 Mo. LIBOR + 3.00%	)	10/1/2025	24,993	23,556,232
Total					40,853,934

Diversified Capital Goods 0.14%
Granite Holdings US Acquisition Co. Term Loan B	6.322% (3 Mo. LIBOR + 5.25%	)	9/30/2026	22,333	19,652,804	(h)
UTEX Industries Inc. 1st Lien Term loan 2014	–	(i)	5/22/2021	13,346	3,725,763
Total					23,378,567

Electric: Generation 0.16%
Astoria Energy LLC Term Loan B	5.00% (1 Mo. LIBOR + 4.00%	)	12/24/2021	16,543	16,381,510
Frontera Generation Holdings LLC 2018 Term Loan B	5.385% (1 Mo. LIBOR + 4.25%	)	5/2/2025	18,484	11,478,256
Total					27,859,766

Electric: Integrated 0.33%
Pacific Gas & Electric Company Revolver	0.50% (3 Mo. LIBOR + 0.50%	)	4/27/2022	51,030	55,579,873

Food: Wholesale 0.35%
Froneri International Ltd. 2020 USD Term Loan (United Kingdom)(e)	2.428% (1 Mo. LIBOR + 2.25%	)	1/29/2027	15,174	14,311,515
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(e)	3.072% (2 Mo. LIBOR + 2.00%	)	5/1/2026	12,577	12,077,519
United Natural Foods, Inc. Term Loan B	4.428% (1 Mo. LIBOR + 4.25%	)	10/22/2025	35,051	33,607,469
Total					59,996,503

Gaming 0.27%
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00% (3 Mo. LIBOR + 2.25%	)	10/15/2025	16,246	15,237,415
Playtika Holding Corp Term Loan B	7.072% (3 Mo. LIBOR + 6.00%	)	12/10/2024	31,536	31,585,095
Total					46,822,510

Gas Distribution 0.09%
Buckeye Partners, L.P. 2019 Term Loan B	2.923% (1 Mo. LIBOR + 2.75%	)	11/1/2026	15,277	14,685,190

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Facilities 0.10%
WP CityMD Bidco LLC 2019 Term Loan B	4.806% (6 Mo. LIBOR + 4.50%) - 4.8646%		8/13/2026	$17,979	$17,765,569
Health Services 0.73%
Da Vinci Purchaser Corp. 2019 Term Loan	5.238% (6 Mo. LIBOR + 4.00%	)	1/8/2027	16,312	15,924,389
Global Medical Response, Inc. 2018 Term Loan B1	4.25% (3 Mo. LIBOR + 3.25%	)	4/28/2022	17,866	17,244,763
National Mentor Holdings, Inc. 2019 Term Loan B	4.43% (1 Mo. LIBOR + 4.25%	)	3/9/2026	9,733	9,429,233
National Mentor Holdings, Inc. 2019 Term Loan C	4.43% (3 Mo. LIBOR + 4.25%	)	3/9/2026	443	429,323
Parexel International Corporation Term Loan B	2.928% (1 Mo. LIBOR + 2.75%	)	9/27/2024	17,523	16,663,377
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.928% (1 Mo. LIBOR + 3.75%	)	11/17/2025	43,763	41,157,755
U.S. Renal Care, Inc. 2019 Term Loan B	5.178% (1 Mo. LIBOR + 5.00%	)	6/26/2026	25,144	24,260,435
Total					125,109,275

Insurance Brokerage 0.09%
Hub International Limited 2018 Term Loan B	4.02% (3 Mo. LIBOR + 3.00%	)	4/25/2025	16,917	16,138,083

Machinery 0.13%
Vertical US Newco Inc. Term Loan B	–	(i)	7/1/2027	22,635	22,352,237

Media: Content 0.09%
Univision Communications Inc. 2020 Term Loan B	4.75% (1 Mo. LIBOR + 2.75%	)	3/13/2026	7,918	7,418,734
Univision Communications Inc. Term Loan C5	2.928% (1 Mo. LIBOR + 2.75%	)	3/15/2024	8,271	7,682,008
Total					15,100,742

Personal & Household Products 0.32%
FGI Operating Company, LLC Exit Term Loan	12.00% (3 Mo. LIBOR + 10.00%	)	5/16/2022	1,063	850,663	(h)
Revlon Consumer Products Corporation 2020 PIK Term Loan B1	2.00% (6 Mo. LIBOR + 2.00%	)	6/30/2025	23,301	23,096,753
Revlon Consumer Products Corporation 2020 Term Loan B2	4.25% (3 Mo. LIBOR + 3.50%	)	6/30/2025	25,550	15,713,433
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.25% (3 Mo. LIBOR + 4.25%	)	9/25/2024	16,127	14,970,386
Total					54,631,235

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Rail 0.13%
Genesee & Wyoming Inc. (New) Term Loan	2.308% (3 Mo. LIBOR + 2.00%	)	12/30/2026	$23,352	$22,547,453

Recreation & Travel 0.29%
Alterra Mountain Company Term Loan B1	2.928% (1 Mo. LIBOR + 2.75%	)	7/31/2024	19,001	17,986,124
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(e)	3.50% (1 Mo. LIBOR + 2.50%	)	2/1/2024	16,211	15,491,442
Life Time Fitness Inc 2017 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%)		6/10/2022	17,774	15,896,882
Total					49,374,448

Restaurants 0.25%
IRB Holding Corp 2020 Term Loan B	3.75% (1 Mo. LIBOR + 2.75%	)	2/5/2025	19,207	17,803,841
Panera Bread Company Term Loan A	2.438% (1 Mo. LIBOR + 2.25%)		7/18/2022	25,825	24,275,836
Total					42,079,677

Software/Services 0.42%
Cornerstone OnDemand, Inc. Term Loan B	5.348% (2 Mo. LIBOR + 4.25%	)	4/22/2027	15,869	15,640,636
Ellie Mae, Inc. Term Loan	4.058% (3 Mo. LIBOR + 3.75%	)	4/17/2026	23,983	23,341,479
Tibco Software Inc. 2020 Term Loan B	3.93% (1 Mo. LIBOR + 3.75%	)	6/30/2026	17,787	16,852,834
Ultimate Software Group Inc. (The) Term Loan B	3.928% (1 Mo. LIBOR + 3.75%)		5/4/2026	16,140	15,678,753
Total					71,513,702

Specialty Retail 0.27%
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.435% (1 Mo. LIBOR + 2.25%	)	2/3/2024	24,629	23,888,114
Claire’s Stores, Inc. 2019 Term Loan B	6.808% (3 Mo. LIBOR + 6.50%	)	12/18/2026	11,734	9,422,395
PetSmart, Inc. Consenting Term Loan	5.00% (3 Mo. LIBOR + 4.00%)		3/11/2022	13,643	13,499,976
Total					46,810,485

Support: Services 0.50%
DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.00%	)	2/3/2025	16,085	15,363,859
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	9.561% (3 Mo. LIBOR + 8.25%	)	4/10/2026	19,000	16,791,250

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.428% (1 Mo. LIBOR + 3.25%	)	10/20/2025		$29,321	$24,320,326
Pike Corporation 2019 Term Loan B	4.25% (1 Mo. LIBOR + 3.25%)		7/24/2026		16,816	16,382,077
Trans Union, LLC 2019 Term Loan B5	1.928% (1 Mo. LIBOR + 1.75%	)	11/16/2026		12,731	12,213,593
Total						85,071,105

Telecommunications: Wireless 0.15%
Xplornet Communications, Inc. 2020 Term Loan B (Canada)(e)	4.928% (1 Mo. LIBOR + 4.75%	)	5/29/2027		26,037	24,956,724
Total Floating Rate Loans (cost $1,033,186,291)						998,399,493

FOREIGN GOVERNMENT OBLIGATIONS 2.64%

Argentina 0.31%
Ciudad Autonoma De Buenos Aires†(e)	7.50%		6/1/2027		28,645	22,099,617
Province of Santa Fe†(e)	6.90%		11/1/2027		24,260	14,283,075
Provincia de Mendoza†(e)	8.375%		5/19/2024		27,674	14,667,497
Provincia of Neuquen†(e)	7.50%		4/27/2025		5,397	2,671,569
Total						53,721,758

Australia 0.17%
Australian Government(c)	4.25%		4/21/2026	AUD	33,642	28,213,916

Egypt 0.29%
Arab Republic of Egypt†(e)	5.577%		2/21/2023		$47,734	48,927,350

Ghana 0.28%
Republic of Ghana†(e)	6.375%		2/11/2027		50,000	46,937,500

Honduras 0.10%
Honduras Government†(e)(j)	5.625%		6/24/2030		16,925	17,255,038

Ivory Coast 0.15%
Ivory Coast Government International Bond†(c)	5.875%		10/17/2031	EUR	24,313	25,733,659

Kenya 0.48%
Republic of Kenya†(e)	7.25%		2/28/2028		$57,576	57,088,907
Republic of Kenya†(e)	8.25%		2/28/2048		24,972	24,695,435
Total						81,784,342

Mongolia 0.18%
Development Bank of Mongolia LLC†(e)	7.25%		10/23/2023		31,219	30,393,525

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Peru 0.06%
Republic of Peru(e)	2.392%	1/23/2026	$9,266	$9,641,273

Ukraine 0.32%
Ukraine Government†(e)	7.375%	9/25/2032	54,815	55,239,104

United Arab Emirates 0.30%
Abu Dhabi Government International†(e)	3.125%	5/3/2026	47,836	52,019,976
Total Foreign Government Obligations (cost $468,351,620)				449,867,441

HIGH YIELD CORPORATE BONDS 72.75%

Aerospace/Defense 1.43%
Boeing Co. (The)	4.508%	5/1/2023	39,678	41,923,516
Boeing Co. (The)	5.805%	5/1/2050	26,958	31,880,516
Carrier Global Corp.†	2.70%	2/15/2031	11,871	11,823,426
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	10,309	11,205,980
Leidos, Inc.†	3.625%	5/15/2025	18,230	19,945,899
Raytheon Technologies Corp.	4.125%	11/16/2028	31,099	36,674,772
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	31,875	28,860,900
Signature Aviation US Holdings, Inc.†	5.375%	5/1/2026	12,859	12,905,357
TransDigm, Inc.†	6.25%	3/15/2026	15,911	15,928,502
TransDigm, Inc.	6.375%	6/15/2026	19,375	17,742,850
Triumph Group, Inc.	5.25%	6/1/2022	17,259	14,817,110
Total				243,708,828

Air Transportation 1.09%
Alaska Airlines 2020-1 Class A Pass Through Trust†(j)	4.80%	2/15/2029	18,047	18,362,822
Azul Investments LLP†	5.875%	10/26/2024	38,566	18,131,612
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(e)	4.125%	3/20/2033	8,125	6,688,064
British Airways 2019-1 Class A Pass Through Trust (United Kingdom)†(e)	3.35%	12/15/2030	14,558	12,066,172
British Airways 2019-1 Class AA Pass Through Trust (United Kingdom)†(e)	3.30%	6/15/2034	35,847	32,469,685
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	10/25/2025	22,520	22,571,963
Delta Air Lines, Inc.†	7.00%	5/1/2025	31,708	32,764,474
JetBlue 2019-1 Class A Pass Through Trust	2.95%	11/15/2029	13,303	11,723,149
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†(j)	6.50%	6/20/2027	31,232	31,388,160
Total				186,166,101

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)		Fair Value
Auto Loans 0.42%
General Motors Financial Co., Inc.	2.75%		6/20/2025			$37,594	$37,090,313
General Motors Financial Co., Inc.	5.10%		1/17/2024			6,093	6,516,918
General Motors Financial Co., Inc.	5.25%		3/1/2026			24,966	27,228,133
Mclaren Finance plc(c)	5.00%		8/1/2022		GBP	1,900	1,655,001
Total							72,490,365

Auto Parts & Equipment 0.57%
Adient US LLC†	7.00%		5/15/2026			$21,145	21,919,647
Clarios Global LP/Clarios U.S. Finance Co.†	8.50%		5/15/2027			25,080	25,267,473
Lear Corp.	3.50%		5/30/2030			4,510	4,515,901
Lear Corp.	3.80%		9/15/2027			14,516	14,740,510
Lear Corp.	4.25%		5/15/2029			17,051	17,522,707
Magna International, Inc. (Canada)(e)	2.45%		6/15/2030			13,525	13,860,098
Total							97,826,336

Automakers 2.32%
Aston Martin Capital Holdings Ltd.(c)	5.75%		4/15/2022		GBP	14,541	16,283,552
Aston Martin Capital Holdings Ltd. (Jersey)†(e)	6.50%		4/15/2022			$20,477	18,511,208
BMW US Capital LLC†	4.15%		4/9/2030			32,668	37,711,079
Ford Motor Co.	9.00%		4/22/2025			84,523	91,548,975
Ford Motor Co.	9.625%		4/22/2030			22,491	26,678,262
General Motors Co.	6.125%		10/1/2025			37,600	42,302,317
General Motors Co.	8.375%		7/15/2049			15,000	1,500	(b)
Mclaren Finance plc. (United Kingdom)†(e)	5.75%		8/1/2022			7,682	5,435,015
Tesla, Inc.†	5.30%		8/15/2025			111,041	111,052,659
Volkswagen Group of America Finance LLC†	3.35%		5/13/2025			25,463	27,370,488
Volkswagen Group of America Finance LLC†	3.75%		5/13/2030			17,706	19,621,378
Total							396,516,433

Banking 4.94%
ABN AMRO Bank NV (Netherlands)†(e)	4.75%		7/28/2025			31,461	34,789,511
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%	)#	4/10/2025			16,837	17,956,437
AIB Group plc (Ireland)†(e)	4.75%		10/12/2023			21,394	23,090,740
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(e)	6.75% (USD Swap + 5.17%	)#	–	(k)		19,074	21,176,241
Bank Leumi Le-Israel BM (Israel)†(e)	3.275% (5 Yr Treasury CMT + 1.63%	)#	1/29/2031			17,475	17,035,679
Bank of America Corp.	4.45%		3/3/2026			19,634	22,561,034
Bank of Ireland Group plc (Ireland)†(e)	4.50%		11/25/2023			31,384	33,732,186
BankUnited, Inc.	4.875%		11/17/2025			24,313	26,590,051

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
BBVA USA	3.875%		4/10/2025		$26,897	$28,432,455
BNP Paribas SA (France)†(e)	4.50% (5 Yr Treasury CMT + 2.94%	)#	–	(k)	36,222	31,762,166
CIT Bank NA	2.969% (SOFR + 1.72%	)#	9/27/2025		16,827	15,772,704
CIT Group, Inc.	5.25%		3/7/2025		6,988	7,258,051
CIT Group, Inc.	6.125%		3/9/2028		49,745	53,901,692
Citigroup, Inc.	4.45%		9/29/2027		13,296	15,161,576
Credit Suisse Group AG (Switzerland)†(e)	5.10% (5 Yr Treasury CMT + 3.29%	)#	–	(k)	28,486	27,026,092
Fifth Third Bancorp	8.25%		3/1/2038		8,042	13,056,111
Global Bank Corp. (Panama)†(e)	5.25% (3 Mo. LIBOR + 3.30%	)#	4/16/2029		40,710	41,829,525
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	15,041,528
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		18,995	21,422,382
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		19,481	19,721,174
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%	)#	–	(k)	15,381	13,041,915
ING Groep NV (Netherlands)(e)	5.75% (5 Yr Treasury CMT + 4.34%	)#	–	(k)	43,461	43,171,332
Intesa Sanpaolo SpA (Italy)†(e)	5.71%		1/15/2026		62,976	66,789,957
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		11,994	13,400,423
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	19,730,372
JPMorgan Chase & Co.	4.60% (SOFR + 3.13%	)#	–	(k)	6,965	6,218,700
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%	)#	–	(k)	12,752	13,076,126
Kookmin Bank (South Korea)†(e)	1.75%		5/4/2025		22,600	23,120,369
Macquarie Bank Ltd. (United Kingdom)†(e)	6.125% (5 Yr. Swap rate + 3.70%	)#	–	(k)	32,254	31,958,392
Morgan Stanley	3.125%		7/27/2026		18,976	20,952,413
Morgan Stanley	3.625%		1/20/2027		24,804	28,024,757
Popular, Inc.	6.125%		9/14/2023		15,922	16,139,256
SVB Financial Group	3.125%		6/5/2030		15,021	16,119,254
US Bancorp	3.00%		7/30/2029		13,452	14,617,474
Washington Mutual Bank(l)	6.875%		6/15/2011		22,500	2,250	(b)
Webster Financial Corp.	4.10%		3/25/2029		27,684	29,432,429
Total						843,112,754

Beverages 0.99%
Bacardi Ltd.†	2.75%		7/15/2026		20,151	20,544,162
Bacardi Ltd.†	4.70%		5/15/2028		32,381	36,665,724
Becle SAB de CV (Mexico)†(e)	3.75%		5/13/2025		15,764	16,739,901
Brown-Forman Corp.	3.50%		4/15/2025		8,956	10,046,284

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Beverages 0.99%
Brown-Forman Corp.	4.50%		7/15/2045		$18,174	$21,916,137
PepsiCo, Inc.	3.60%		3/1/2024		14,292	15,737,302
Suntory Holdings Ltd. (Japan)†(e)	2.25%		10/16/2024		44,835	46,725,021
Total						168,374,531

Brokerage 0.15%
Charles Schwab Corp. (The)	5.375% (5 Yr Treasury CMT + 4.97%	)#
			–	(k)	23,820	25,506,932

Building & Construction 1.12%
Beazer Homes USA, Inc.	7.25%		10/15/2029		15,808	15,344,114
Century Communities, Inc.	5.875%		7/15/2025		3,235	3,230,617
Century Communities, Inc.	6.75%		6/1/2027		12,974	13,076,560
D.R. Horton, Inc.	2.60%		10/15/2025		10,508	11,058,438
ITR Concession Co. LLC†	5.183%		7/15/2035		7,658	8,834,829
Lennar Corp.	4.75%		11/15/2022		15,303	15,933,866
Lennar Corp.	4.75%		5/30/2025		8,420	9,010,284
Lennar Corp.	4.75%		11/29/2027		7,613	8,276,854
NVR, Inc.	3.00%		5/15/2030		29,310	30,665,186
PulteGroup, Inc.	6.375%		5/15/2033		27,646	32,457,095
Shea Homes LP/Shea Homes Funding Corp.†	6.125%		4/1/2025		13,841	13,960,655
Toll Brothers Finance Corp.	4.875%		3/15/2027		12,916	13,922,609
Toll Brothers Finance Corp.	5.625%		1/15/2024		14,213	15,259,716
Total						191,030,823

Building Materials 0.80%
Allegion plc (Ireland)(e)	3.50%		10/1/2029		11,813	12,431,070
Ferguson Finance PLC (United Kindom)†(e)	3.25%		6/2/2030		23,147	23,757,553
Hillman Group, Inc. (The)†	6.375%		7/15/2022		16,692	15,464,888
Masonite International Corp.†	5.375%		2/1/2028		13,023	13,338,026
Owens Corning, Inc.	4.30%		7/15/2047		26,681	27,183,347
Owens Corning, Inc.	4.40%		1/30/2048		15,778	16,469,480
Vertical Holdco GmbH(c)(j)	6.625%		7/15/2028		EUR 10,503	11,800,116
Vulcan Materials Co.	4.50%		6/15/2047		$14,595	16,337,683
Total						136,782,163

Cable & Satellite Television 2.62%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%		5/1/2027		83,655	86,670,763
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%		2/15/2026		61,221	63,458,321
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%		4/1/2024		15,739	16,246,583
CSC Holdings LLC†	5.50%		4/15/2027		27,834	28,989,111

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
CSC Holdings LLC†	5.75%	1/15/2030	$23,298	$24,367,262
CSC Holdings LLC†	6.50%	2/1/2029	13,352	14,612,095
CSC Holdings LLC†	10.875%	10/15/2025	16,727	18,020,750
DISH DBS Corp.	7.75%	7/1/2026	128,716	136,693,818
LCPR Senior Secured Financing DAC (Ireland)†(e)	6.75%	10/15/2027	15,074	15,400,955
VTR Finance NV (Chile)†(e)(j)	6.375%	7/15/2028	4,506	4,646,902
Ziggo BV (Netherlands)†(e)	5.50%	1/15/2027	37,690	38,373,508
Total				447,480,068

Chemicals 0.66%
CF Industries, Inc.†	4.50%	12/1/2026	23,920	26,377,634
CNAC HK Finbridge Co. Ltd. (Hong Kong)(e)	4.125%	7/19/2027	31,514	34,368,033
FMC Corp.	3.45%	10/1/2029	13,468	14,657,433
OCI NV (Netherlands)†(e)	6.625%	4/15/2023	9,561	9,656,610
Yingde Gases Investment Ltd. (Hong Kong)†(e)	6.25%	1/19/2023	27,120	27,857,296
Total				112,917,006

Consumer/Commercial/Lease Financing 0.57%
Navient Corp.	6.125%	3/25/2024	31,847	30,353,853
Navient Corp.	6.75%	6/25/2025	21,800	20,914,375
Navient Corp.	6.75%	6/15/2026	21,722	20,251,746
Quicken Loans LLC†	5.25%	1/15/2028	15,000	15,643,575
USAA Capital Corp.†	2.125%	5/1/2030	9,025	9,303,918
Total				96,467,467

Department Stores 0.10%
Macy’s, Inc.†	8.375%	6/15/2025	17,119	17,065,503

Discount Stores 1.24%
Amazon.com, Inc.	3.15%	8/22/2027	28,837	33,018,174
Amazon.com, Inc.	4.25%	8/22/2057	20,632	27,715,425
Amazon.com, Inc.	4.80%	12/5/2034	28,691	39,103,808
Amazon.com, Inc.	5.20%	12/3/2025	53,869	66,171,368
Costco Wholesale Corp.	1.75%	4/20/2032	22,489	22,913,913
Dollar General Corp.	3.50%	4/3/2030	19,674	22,082,695
Total				211,005,383

Diversified Capital Goods 0.79%
BCD Acquisition, Inc.†	9.625%	9/15/2023	15,903	15,236,903
Dover Corp.	2.95%	11/4/2029	17,664	18,969,996
Leggett & Platt, Inc.	4.40%	3/15/2029	31,431	33,835,708

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Diversified Capital Goods (continued)
Siemens Financieringsmaatschappij NV (Netherlands)†(e)	3.25%	5/27/2025	$13,036	$14,479,473
SPX FLOW, Inc.†	5.625%	8/15/2024	8,609	8,834,082
SPX FLOW, Inc.†	5.875%	8/15/2026	14,947	15,336,519
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	17,989	18,542,999
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	8,995	10,021,749
Total				135,257,429

Electric: Distribution/Transportation 0.87%
Adani Transmission Ltd. (India)†(e)	4.25%	5/21/2036	13,440	12,981,314
Atlantic City Electric Co.	4.00%	10/15/2028	13,493	15,722,387
Empresa de Transmision Electrica SA (Panama)†(e)	5.125%	5/2/2049	14,430	16,945,077
Empresas Publicas de Medellin ESP (Colombia)†(e)	4.25%	7/18/2029	22,988	23,112,940
Monongahela Power Co.†	3.55%	5/15/2027	13,657	15,154,421
Oklahoma Gas & Electric Co.	3.85%	8/15/2047	10,634	12,477,469
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	11,379	13,234,610
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	35,150	38,924,759
Total				148,552,977

Electric: Generation 1.94%
Adani Renewable Energy RJ Ltd./Kodangal Solar
Parks Pvt Ltd/Wardha Solar Maharash (India)†(e)	4.625%	10/15/2039	17,894	17,178,240
Calpine Corp.†	4.50%	2/15/2028	3,333	3,271,939
Calpine Corp.†	5.125%	3/15/2028	8,410	8,238,646
Calpine Corp.†	5.25%	6/1/2026	10,457	10,588,915
Clearway Energy Operating LLC†	4.75%	3/15/2028	8,966	9,153,210
Clearway Energy Operating LLC	5.75%	10/15/2025	15,737	16,382,296
Dayton Power & Light Co. (The)	3.95%	6/15/2049	10,775	11,527,578
DPL, Inc.	4.35%	4/15/2029	17,956	18,208,980
Exelon Generation Co. LLC	3.25%	6/1/2025	17,668	19,066,799
Greenko Solar Mauritius Ltd. (Mauritius)†(e)	5.95%	7/29/2026	11,663	11,543,701
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	46,654	46,695,755
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300	20,230,936
NRG Energy, Inc.†	3.75%	6/15/2024	27,446	29,027,452
NRG Energy, Inc.†	4.45%	6/15/2029	8,068	8,507,312
NRG Energy, Inc.†	5.25%	6/15/2029	7,483	7,891,609
NRG Energy, Inc.	5.75%	1/15/2028	45,435	48,039,107
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,366	17,602,960
TerraForm Power Operating LLC†	4.75%	1/15/2030	19,948	20,293,300
TerraForm Power Operating LLC†	5.00%	1/31/2028	7,569	7,927,127
Total				331,375,862

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electric: Integrated 2.85%
AES Corp. (The)	5.125%	9/1/2027	$12,496	$12,995,653
Arizona Public Service Co.	2.95%	9/15/2027	13,385	14,525,129
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	13,786	15,348,307
Avangrid, Inc.	3.80%	6/1/2029	6,282	7,305,482
Black Hills Corp.	4.35%	5/1/2033	13,491	15,369,935
El Paso Electric Co.	5.00%	12/1/2044	20,062	23,824,687
Electricite de France SA (France)†(e)	3.625%	10/13/2025	13,500	15,169,705
Electricite de France SA (France)†(e)	4.50%	9/21/2028	14,507	16,912,121
Enel Finance International NV (Netherlands)†(e)	2.65%	9/10/2024	28,508	29,813,943
Enel Finance International NV (Netherlands)†(e)	3.50%	4/6/2028	45,048	48,513,487
Entergy Arkansas LLC	4.00%	6/1/2028	18,151	20,980,454
Entergy Arkansas LLC	4.95%	12/15/2044	16,883	18,531,035
Entergy Louisiana LLC	4.00%	3/15/2033	10,745	13,215,127
Eskom Holdings SOC Ltd. (South Africa)†(e)	7.125%	2/11/2025	43,089	40,083,542
Exelon Corp.	4.05%	4/15/2030	11,219	12,977,668
Florida Power & Light Co.	2.85%	4/1/2025	15,868	17,385,464
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	12,008	12,600,895
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	29,126,701
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	18,162,144
Ohio Power Co.	4.00%	6/1/2049	13,988	16,996,691
Ohio Power Co.	4.15%	4/1/2048	12,877	15,893,871
Puget Energy, Inc.†	4.10%	6/15/2030	26,265	29,049,196
Puget Sound Energy, Inc.	4.223%	6/15/2048	13,467	16,968,244
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	13,724	14,946,097
Sierra Pacific Power Co.	2.60%	5/1/2026	9,730	10,584,820
Total				487,280,398

Electronics 1.45%
Amphenol Corp.	2.05%	3/1/2025	13,443	14,046,558
Amphenol Corp.	2.80%	2/15/2030	31,417	33,466,369
KLA Corp.	4.10%	3/15/2029	29,229	34,512,147
Lam Research Corp.	4.875%	3/15/2049	17,958	24,934,465
Micron Technology, Inc.	5.327%	2/6/2029	25,257	30,251,944
NVIDIA Corp.	3.20%	9/16/2026	29,939	33,958,991
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(e)	3.40%	5/1/2030	16,808	18,123,425
Trimble, Inc.	4.75%	12/1/2024	31,261	34,047,898
Xilinx, Inc.	2.95%	6/1/2024	22,061	23,690,244
Total				247,032,041

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production 3.72%
Apache Corp.	4.25%	1/15/2030	$31,384	$27,175,616
Apache Corp.	4.375%	10/15/2028	18,022	15,922,163
Apache Corp.	4.75%	4/15/2043	6,798	5,481,760
Apache Corp.	5.10%	9/1/2040	17,064	14,039,519
Berry Petroleum Co. LLC†	7.00%	2/15/2026	18,176	14,787,267
Callon Petroleum Co.	6.125%	10/1/2024	17,958	6,161,839
Centennial Resource Production LLC†	5.375%	1/15/2026	28,273	15,085,342
Centennial Resource Production LLC†	6.875%	4/1/2027	44,083	23,492,051
Continental Resources, Inc.	4.375%	1/15/2028	39,755	35,064,308
Continental Resources, Inc.	4.50%	4/15/2023	17,398	16,650,756
Diamondback Energy, Inc.	3.50%	12/1/2029	18,892	18,287,132
Diamondback Energy, Inc.	4.75%	5/31/2025	7,831	8,383,968
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	15,868	15,239,706
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	18,862	18,151,185
EQT Corp.	6.125%	2/1/2025	23,602	23,560,932
HighPoint Operating Corp.	7.00%	10/15/2022	15,831	3,855,086
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	19,212	16,592,348
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	20,006	16,126,036
Indigo Natural Resources LLC†	6.875%	2/15/2026	34,773	32,448,599
Jagged Peak Energy LLC	5.875%	5/1/2026	15,687	15,262,902
Laredo Petroleum, Inc.	10.125%	1/15/2028	35,291	24,439,017
MEG Energy Corp. (Canada)†(e)	7.00%	3/31/2024	20,154	17,334,556
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	53,847	44,894,936
Murphy Oil Corp.	5.75%	8/15/2025	14,826	13,426,796
Murphy Oil Corp.	5.875%	12/1/2027	15,253	13,436,978
Murphy Oil Corp.	6.875%	8/15/2024	10,558	9,899,234
Oasis Petroleum, Inc.†	6.25%	5/1/2026	3,225	542,300
Oasis Petroleum, Inc.	6.875%	3/15/2022	22,099	3,715,394
OGX Austria GmbH (Brazil)†(e)(l)	8.50%	6/1/2018	20,000	400
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	18,078	17,620,446
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	23,096	22,803,027
PDC Energy, Inc.	5.75%	5/15/2026	35,334	32,265,419
Seven Generations Energy Ltd. (Canada)†(e)	5.375%	9/30/2025	18,584	16,411,809
SM Energy Co.	6.625%	1/15/2027	14,228	7,013,052
SM Energy Co.	6.75%	9/15/2026	17,841	9,035,396
Southwestern Energy Co.	6.20%	1/23/2025	10,798	9,279,369
Southwestern Energy Co.	7.50%	4/1/2026	5,508	4,838,530
Southwestern Energy Co.	7.75%	10/1/2027	16,397	14,317,123

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)
Texaco Capital, Inc.	8.625%	11/15/2031	$11,023	$17,715,997
WPX Energy, Inc.	5.25%	10/15/2027	15,243	14,265,581
Total				635,023,875

Environmental 0.07%
Waste Pro USA, Inc.†	5.50%	2/15/2026	13,381	12,810,902

Food & Drug Retailers 0.33%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	10,224	10,234,786
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	17,549	17,972,458
Rite Aid Corp.†	6.125%	4/1/2023	28,216	27,485,911
Total				55,693,155

Food: Wholesale 2.43%
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	26,221	23,639,805
BRF SA (Brazil)†(e)	4.875%	1/24/2030	17,826	16,823,287
Campbell Soup Co.	3.125%	4/24/2050	49,475	50,840,915
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	25,074	24,274,516
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(e)	5.625%	8/15/2026	18,758	17,699,298
General Mills, Inc.	2.875%	4/15/2030	7,342	7,998,793
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	60,038	63,554,426
Kraft Heinz Foods Co.†	3.75%	4/1/2030	10,503	10,851,223
Kraft Heinz Foods Co.	4.375%	6/1/2046	18,370	18,080,483
Kraft Heinz Foods Co.	4.625%	1/30/2029	5,403	5,827,328
Kraft Heinz Foods Co.	5.00%	7/15/2035	12,508	13,772,665
Kraft Heinz Foods Co.	5.00%	6/4/2042	18,238	19,236,486
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	12,447	12,946,187
McCormick & Co., Inc.	2.50%	4/15/2030	15,431	16,127,347
McCormick & Co., Inc.	4.20%	8/15/2047	21,326	25,443,942
MHP Lux SA (Luxembourg)†(e)	6.95%	4/3/2026	17,930	18,275,368
Smithfield Foods, Inc.†	5.20%	4/1/2029	34,832	37,709,138
Sysco Corp.	2.40%	2/15/2030	17,926	17,753,417
Sysco Corp.	6.60%	4/1/2050	10,289	14,188,018
Total				415,042,642

Forestry/Paper 0.08%
Norbord, Inc. (Canada)†(e)	6.25%	4/15/2023	12,245	12,963,108

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2020

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
Gaming 1.92%
Boyd Gaming Corp.†	4.75%		12/1/2027		$19,343	$16,641,557
Boyd Gaming Corp.	6.00%		8/15/2026		13,793	12,876,593
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%		10/15/2025		24,648	21,480,978
Colt Merger Sub, Inc.†(j)	5.75%		7/1/2025		9,657	9,729,427
Colt Merger Sub, Inc.†(j)	8.125%		7/1/2027		15,961	15,561,975
Eldorado Resorts, Inc.	6.00%		4/1/2025		7,234	7,549,728
Eldorado Resorts, Inc.	6.00%		9/15/2026		8,789	9,515,499
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2031		19,903	19,715,713
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		18,808	20,775,411
Las Vegas Sands Corp.	3.50%		8/18/2026		18,000	17,963,741
Las Vegas Sands Corp.	3.90%		8/8/2029		15,210	15,004,455
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%		6/15/2025		13,662	13,441,085
Mohegan Gaming & Entertainment†	7.875%		10/15/2024		16,392	13,665,109
Penn National Gaming, Inc.†	5.625%		1/15/2027		25,676	24,044,033
Scientific Games International, Inc.†	7.00%		5/15/2028		16,124	12,926,450
Scientific Games International, Inc.†	7.25%		11/15/2029		16,014	12,838,264
Scientific Games International, Inc.†	8.25%		3/15/2026		11,755	10,452,605
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(e)	7.00%		7/15/2026		15,242	16,102,182
Wynn Macau Ltd. (Macau)†(e)	5.125%		12/15/2029		21,396	20,807,610
Wynn Macau Ltd. (Macau)†(e)	5.50%		10/1/2027		36,932	36,669,967
Total						327,762,382

Gas Distribution 2.34%
AI Candelaria Spain SLU (Spain)†(e)	7.50%		12/15/2028		18,965	19,222,165
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		45,048	33,078,521
Colonial Enterprises, Inc.†	3.25%		5/15/2030		11,253	12,213,236
Dominion Energy Gas Holdings LLC	3.60%		12/15/2024		12,050	13,239,527
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		18,069	20,301,667
Midwest Connector Capital Co. LLC†	4.625%		4/1/2029		31,439	33,930,373
National Fuel Gas Co.	5.50%		1/15/2026		49,743	52,974,988
NGPL PipeCo LLC†	4.875%		8/15/2027		32,573	35,809,680
Northern Natural Gas Co.†	4.30%		1/15/2049		20,972	25,125,593
ONE Gas, Inc.	4.50%		11/1/2048		13,497	17,128,032
Plains All American Pipeline LP	6.125% (3 Mo. LIBOR + 4.11%	)#	–	(k)	27,434	19,609,290
Sabal Trail Transmission LLC†	4.246%		5/1/2028		20,166	22,542,070
Sabine Pass Liquefaction LLC†	4.50%		5/15/2030		13,663	15,115,530

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Southern Star Central Corp.†	5.125%	7/15/2022	$16,126	$16,128,727
Transportadora de Gas Internacional SA ESP (Colombia)†(e)	5.55%	11/1/2028	24,773	27,098,194
Western Midstream Operating LP	3.10%	2/1/2025	3,699	3,513,236
Western Midstream Operating LP	3.95%	6/1/2025	3,831	3,607,729
Western Midstream Operating LP	4.05%	2/1/2030	30,452	29,423,484
Total				400,062,042

Health Facilities 2.97%
AHP Health Partners, Inc.†	9.75%	7/15/2026	15,527	16,009,269
Ascension Health	3.945%	11/15/2046	8,881	11,136,262
CHS/Community Health Systems, Inc.†	8.125%	6/30/2024	32,988	22,204,718
Dignity Health	3.812%	11/1/2024	7,500	7,888,881
HCA, Inc.	5.50%	6/15/2047	60,149	73,388,499
HCA, Inc.	7.05%	12/1/2027	3,490	3,914,262
HCA, Inc.	7.58%	9/15/2025	5,778	6,673,590
HCA, Inc.	7.69%	6/15/2025	12,776	14,611,209
HCA, Inc.	8.36%	4/15/2024	2,295	2,650,725
LifePoint Health, Inc.†	4.375%	2/15/2027	35,115	33,271,462
MEDNAX, Inc.†	6.25%	1/15/2027	27,016	27,109,340
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	36,873,522
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	21,163	22,674,662
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	16,011	16,501,817
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	20,078,890
NYU Langone Hospitals	4.368%	7/1/2047	12,348	13,992,246
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	14,960	15,614,215
Quest Diagnostics, Inc.	2.80%	6/30/2031	13,505	14,186,934
Rede D’or Finance Sarl (Luxembourg)†(e)	4.95%	1/17/2028	20,352	19,269,579
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	20,282	20,751,630
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	15,305	15,359,486
Tenet Healthcare Corp.†	4.875%	1/1/2026	11,230	11,016,405
Tenet Healthcare Corp.	5.125%	5/1/2025	20,960	20,251,762
Tenet Healthcare Corp.†	6.25%	2/1/2027	42,711	42,523,926
Tenet Healthcare Corp.	6.75%	6/15/2023	19,692	19,564,002
Total				507,517,293

Health Services 0.67%
CVS Health Corp.	3.625%	4/1/2027	15,780	17,751,971
DaVita, Inc.	5.00%	5/1/2025	20,324	20,801,614

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026	$29,836	$27,119,134
Montefiore Obligated Group	5.246%		11/1/2048	18,042	20,187,157
Verscend Escrow Corp.†	9.75%		8/15/2026	26,792	28,944,067
Total					114,803,943

Hotels 0.50%
ESH Hospitality, Inc.†	4.625%		10/1/2027	8,665	8,159,744
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030	18,327	18,093,881
Hilton Domestic Operating Co., Inc.	5.125%		5/1/2026	42,165	42,130,846
Marriott International, Inc.	5.75%		5/1/2025	14,908	16,264,006
Total					84,648,477

Insurance Brokerage 0.19%
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	15,790	15,990,717
HUB International Ltd.†	7.00%		5/1/2026	15,861	15,876,940
Total					31,867,657

Integrated Energy 2.53%
Cenovus Energy, Inc. (Canada)(e)	5.40%		6/15/2047	86,819	74,606,407
Exxon Mobil Corp.	3.043%		3/1/2026	23,752	26,122,227
Hess Corp.	5.60%		2/15/2041	38,589	40,530,540
Hess Corp.	5.80%		4/1/2047	29,053	31,566,234
Lukoil Securities BV (Netherlands)†(e)	3.875%		5/6/2030	45,000	46,968,750
Occidental Petroleum Corp.	2.70%		8/15/2022	50,389	47,002,607
Occidental Petroleum Corp.	2.70%		2/15/2023	6,573	6,022,511
Occidental Petroleum Corp.	3.125%		2/15/2022	15,064	14,502,113
Petrobras Global Finance BV (Netherlands)(e)	5.60%		1/3/2031	23,542	23,668,538
Petroleos Mexicanos (Mexico)(e)	6.875%		8/4/2026	45,082	42,699,642
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	4.375%		4/16/2049	30,522	34,568,256
Shell International Finance BV (Netherlands)(e)	6.375%		12/15/2038	28,912	43,416,142
Total					431,673,967

Investments & Miscellaneous Financial Services 0.29%
AG Issuer LLC†	6.25%		3/1/2028	7,470	6,965,775
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024	24,794	16,673,965
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	25,236	26,693,411
Total					50,333,151

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Life Insurance 0.58%
AIA Group Ltd. (Hong Kong)†(e)	3.375%	4/7/2030		$17,824	$19,494,805
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		28,610	32,814,646
Nuveen Finance LLC†	4.125%	11/1/2024		7,927	8,951,403
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		17,804	21,193,981
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		12,705	16,368,191
Total					98,823,026

Machinery 0.37%
IDEX Corp.	3.00%	5/1/2030		16,199	16,920,855
Itron, Inc.†	5.00%	1/15/2026		14,399	14,396,264
Roper Technologies, Inc.	4.20%	9/15/2028		19,379	22,736,577
Xylem, Inc.	3.25%	11/1/2026		8,884	9,820,023
Total					63,873,719

Managed Care 1.23%
Anthem, Inc.	2.25%	5/15/2030		26,990	27,803,319
Centene Corp.	3.375%	2/15/2030		30,763	31,109,853
Centene Corp.	4.25%	12/15/2027		20,773	21,483,956
Centene Corp.	4.625%	12/15/2029		31,215	33,127,543
Centene Corp.	4.75%	1/15/2025		8,928	9,150,843
Centene Corp.†	5.375%	6/1/2026		20,972	21,826,085
Kaiser Foundation Hospitals	4.15%	5/1/2047		17,628	23,076,733
Molina Healthcare, Inc.†	4.875%	6/15/2025		19,176	19,341,776
MPH Acquisition Holdings LLC†	7.125%	6/1/2024		24,490	22,867,170
Total					209,787,278

Media: Content 1.70%
AMC Networks, Inc.	4.75%	8/1/2025		27,032	26,602,326
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		31,006	22,631,900
Gray Television, Inc.†	5.875%	7/15/2026		9,833	9,818,890
Netflix, Inc.†	3.625%	6/15/2025		6,617	6,695,577
Netflix, Inc.(c)	3.625%	5/15/2027	EUR	50,197	58,878,309
Netflix, Inc.(c)	3.625%	6/15/2030	EUR	5,000	5,792,483
Netflix, Inc.†(c)	3.625%	6/15/2030	EUR	13,504	15,644,338
Netflix, Inc.†(c)	3.875%	11/15/2029	EUR	9,011	10,662,292
Netflix, Inc.	4.875%	4/15/2028		$36,655	39,253,839
Netflix, Inc.	5.50%	2/15/2022		5,323	5,567,193

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content (continued)
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027	$23,661	$23,720,862
Sirius XM Radio, Inc.†	5.00%	8/1/2027	11,533	11,847,678
Sirius XM Radio, Inc.†	5.375%	7/15/2026	10,495	10,871,718
Univision Communications, Inc.†	5.125%	2/15/2025	43,820	41,410,119
Total				289,397,524

Media: Diversified 0.32%
Cable Onda SA (Panama)†(e)	4.50%	1/30/2030	24,283	24,651,737
Prosus NV (Netherlands)†(e)	3.68%	1/21/2030	28,534	29,941,931
Total				54,593,668

Medical Products 0.52%
Alcon Finance Corp.†	2.60%	5/27/2030	23,575	24,260,646
Baxter International, Inc.†	3.75%	10/1/2025	13,842	15,781,869
Boston Scientific Corp.	7.00%	11/15/2035	16,135	22,934,851
Edwards Lifesciences Corp.	4.30%	6/15/2028	20,927	24,977,933
Total				87,955,299

Metals/Mining (Excluding Steel) 1.47%
Anglo American Capital PLC (United Kingdom)†(e)	5.625%	4/1/2030	17,340	20,980,623
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(e)	8.75%	7/15/2026	18,211	17,888,938
Corp. Nacional del Cobre de Chile (Chile)†(e)	3.75%	1/15/2031	5,600	6,122,592
Freeport-McMoRan, Inc.	3.875%	3/15/2023	65,271	65,486,394
Freeport-McMoRan, Inc.	4.125%	3/1/2028	19,839	19,290,154
Freeport-McMoRan, Inc.	4.25%	3/1/2030	15,974	15,509,796
Freeport-McMoRan, Inc.	5.25%	9/1/2029	11,700	12,017,538
Hecla Mining Co.	7.25%	2/15/2028	17,694	18,003,645
Mirabela Nickel Ltd. (Australia)(e)	1.00%	9/10/2044	185	19	(b)
Newmont Corp.	2.25%	10/1/2030	31,484	31,970,956
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	16,848	16,226,562
Teck Resources Ltd. (Canada)†(e)	3.90%	7/15/2030	10,828	10,865,254
Warrior Met Coal, Inc.†	8.00%	11/1/2024	16,616	16,213,560
Total				250,576,031

Monoline Insurance 0.18%
Fidelity National Financial, Inc.	4.50%	8/15/2028	26,914	30,330,888

Multi-Line Insurance 0.09%
Assurant, Inc.	3.70%	2/22/2030	14,558	14,689,363

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Non-Electric Utilities 0.08%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	$11,916	$13,116,814

Oil Field Equipment & Services 0.50%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%	11/2/2047	28,472	33,778,469
Oceaneering International, Inc.	4.65%	11/15/2024	11,763	8,917,824
Oceaneering International, Inc.	6.00%	2/1/2028	25,383	17,858,463
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	6,079	5,760,279
Transocean Pontus Ltd.†	6.125%	8/1/2025	11,838	10,417,260
Transocean Proteus Ltd.†	6.25%	12/1/2024	8,613	7,966,563
Total				84,698,858

Oil Refining & Marketing 0.39%
Citgo Holding, Inc.†	9.25%	8/1/2024	21,838	21,783,405
CITGO Petroleum Corp.†	7.00%	6/15/2025	13,655	13,706,206
PBF Holding Co. LLC/PBF Finance Corp.†	6.00%	2/15/2028	20,958	17,447,535
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	13,171	14,084,738
Total				67,021,884

Packaging 0.25%
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	13,859,743
Sealed Air Corp.†	6.875%	7/15/2033	12,427	14,739,168
Trivium Packaging Finance BV (Netherlands)†(e)	5.50%	8/15/2026	13,996	14,188,445
Total				42,787,356

Personal & Household Products 1.51%
Clorox Co. (The)	1.80%	5/15/2030	13,504	13,650,235
Coty, Inc.†	6.50%	4/15/2026	19,236	16,411,290
Hasbro, Inc.	3.90%	11/19/2029	44,903	46,839,184
Hasbro, Inc.	5.10%	5/15/2044	24,241	24,851,061
Mattel, Inc.†	5.875%	12/15/2027	16,278	16,938,887
Mattel, Inc.†	6.75%	12/31/2025	23,059	23,963,720
Newell Brands, Inc.	4.70%	4/1/2026	76,643	80,502,741
Newell Brands, Inc.	5.875%	4/1/2036	15,478	16,580,807
Revlon Consumer Products Corp.	5.75%	2/15/2021	2,098	1,285,686
SC Johnson & Son, Inc.†	4.75%	10/15/2046	12,635	16,220,235
Total				257,243,846

Pharmaceuticals 1.33%
AbbVie, Inc.†	3.20%	11/21/2029	26,942	30,082,153
AbbVie, Inc.†	4.25%	11/21/2049	14,179	17,072,011
Bausch Health Americas, Inc.†	8.50%	1/31/2027	18,551	19,723,887

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Bausch Health Cos, Inc.†	5.00%	1/30/2028	$8,405	$7,923,730
Bausch Health Cos, Inc.†	5.25%	1/30/2030	10,346	9,827,355
Bausch Health Cos., Inc.†	6.125%	4/15/2025	8,609	8,743,989
Bausch Health Cos., Inc.†	7.00%	3/15/2024	12,232	12,716,020
Eli Lilly and Co.	2.25%	5/15/2050	69,805	67,140,854
Pfizer, Inc.	2.625%	4/1/2030	13,461	14,827,371
Teva Pharmaceutical Finance Co. BV (Curacao)(e)	2.95%	12/18/2022	24,675	23,866,277
Zoetis, Inc.	3.90%	8/20/2028	13,486	15,901,788
Total				227,825,435

Property & Casualty 0.31%
Allstate Corp. (The)	3.28%	12/15/2026	13,471	15,395,754
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	15,114,201
Selective Insurance Group, Inc.	5.375%	3/1/2049	19,241	22,232,266
Total				52,742,221

Rail 0.34%
Central Japan Railway Co. (Japan)†(e)	4.25%	11/24/2045	17,006	21,623,694
China Railway Xunjie Co. Ltd. (China)(e)	3.25%	7/28/2026	13,800	14,969,043
Rumo Luxembourg Sarl (Luxembourg)†(e)	5.875%	1/18/2025	20,674	21,864,926
Total				58,457,663

Real Estate Development & Management 0.34%
CoStar Group, Inc.†(j)	2.80%	7/15/2030	17,267	17,703,887
Kaisa Group Holdings Ltd. (China)(e)	9.375%	6/30/2024	17,500	16,076,225
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(e)	3.875%	3/20/2027	23,275	24,997,754
Total				58,777,866

Real Estate Investment Trusts 0.67%
Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	6,288	7,064,536
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	16,845,043
Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030	7,100	8,877,844
American Homes 4 Rent LP	4.25%	2/15/2028	3,051	3,266,437
American Homes 4 Rent LP	4.90%	2/15/2029	7,040	7,860,842
Goodman US Finance Four LLC†	4.50%	10/15/2037	12,258	14,039,057
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	8,404,468
Hudson Pacific Properties LP	3.95%	11/1/2027	20,493	21,267,798
Prologis LP	3.875%	9/15/2028	8,980	10,652,235
Prologis LP	4.375%	2/1/2029	12,550	15,274,061
Total				113,552,321

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.78%
Carnival Corp.†	11.50%	4/1/2023	$35,826	$38,779,426
Merlin Entertainments Ltd. (United Kingdom)†(e)	5.75%	6/15/2026	8,041	7,773,557
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	12,274	12,183,570
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	23,800	24,828,996
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	18,091	17,116,709
Viking Cruises Ltd.†	5.875%	9/15/2027	26,060	15,575,671
Viking Cruises Ltd.†	13.00%	5/15/2025	15,587	16,512,478
Total				132,770,407

Reinsurance 0.59%
AXIS Specialty Finance plc (United Kingdom)(e)	5.15%	4/1/2045	21,094	25,571,550
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	8,372,151
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,860,165
PartnerRe Finance B LLC	3.70%	7/2/2029	26,944	29,637,874
Transatlantic Holdings, Inc.	8.00%	11/30/2039	17,809	27,478,679
Total				99,920,419

Restaurants 0.76%
Darden Restaurants, Inc.	4.55%	2/15/2048	4,853	4,623,958
IRB Holding Corp.†	6.75%	2/15/2026	24,585	23,566,198
IRB Holding Corp.†	7.00%	6/15/2025	12,820	13,212,612
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	25,312	26,018,331
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	14,574	14,885,228
Starbucks Corp.	4.45%	8/15/2049	39,350	47,614,183
Total				129,920,510

Software/Services 3.00%
Autodesk, Inc.	3.50%	6/15/2027	27,008	30,481,343
Banff Merger Sub, Inc.†	9.75%	9/1/2026	15,289	15,419,874
Global Payments, Inc.	2.90%	5/15/2030	41,296	43,244,346
Global Payments, Inc.	4.15%	8/15/2049	22,442	25,740,737
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027	11,226	11,448,443
GrubHub Holdings, Inc.†	5.50%	7/1/2027	17,074	17,496,667
Intuit, Inc.	0.95%	7/15/2025	9,023	9,041,659
Intuit, Inc.	1.65%	7/15/2030	18,048	18,021,835
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	13,134	13,398,059
Match Group, Inc.†	5.00%	12/15/2027	22,260	23,241,889
Microsoft Corp.	3.125%	11/3/2025	40,202	45,131,792

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
Microsoft Corp.	3.30%	2/6/2027	$26,383	$30,188,458
PayPal Holdings, Inc.	3.25%	6/1/2050	47,393	51,856,812
PTC, Inc.†	3.625%	2/15/2025	11,211	11,154,945
PTC, Inc.†	4.00%	2/15/2028	22,263	22,153,021
salesforce.com, Inc.	3.70%	4/11/2028	17,807	20,787,935
Tencent Holdings Ltd. (China)†(e)	3.595%	1/19/2028	19,777	21,599,225
Tencent Holdings Ltd. (China)†(e)	3.925%	1/19/2038	23,479	26,421,623
VeriSign, Inc.	4.75%	7/15/2027	21,815	22,966,941
VeriSign, Inc.	5.25%	4/1/2025	15,945	17,700,624
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024	20,022	17,992,670
Visa, Inc.	3.15%	12/14/2025	14,645	16,350,360
Total				511,839,258

Specialty Retail 1.66%
AutoNation, Inc.	4.75%	6/1/2030	10,463	11,357,652
Best Buy Co., Inc.	4.45%	10/1/2028	15,806	18,347,721
eG Global Finance plc (United Kingdom)†(e)	8.50%	10/30/2025	22,482	23,088,564
Gap, Inc. (The)†	8.625%	5/15/2025	17,736	18,855,585
Gap, Inc. (The)†	8.875%	5/15/2027	7,984	8,597,770
JD.com, Inc. (China)(e)	3.375%	1/14/2030	16,606	17,833,092
JD.com, Inc. (China)(e)	4.125%	1/14/2050	31,012	33,090,192
Murphy Oil USA, Inc.	4.75%	9/15/2029	14,991	15,363,002
NIKE, Inc.	2.40%	3/27/2025	20,735	22,314,253
Penske Automotive Group, Inc.	5.50%	5/15/2026	4,053	4,052,250
PetSmart, Inc.†	5.875%	6/1/2025	15,768	15,856,380
PetSmart, Inc.†	7.125%	3/15/2023	17,395	17,186,956
Seven & i Holdings Co. Ltd. (Japan)†(e)	3.35%	9/17/2021	31,997	32,869,927
Tiffany & Co.	4.90%	10/1/2044	24,318	29,083,240
WW International, Inc.†	8.625%	12/1/2025	15,449	15,960,748
Total				283,857,332

Steel Producers/Products 0.25%
CSN Islands XI Corp. (Brazil)†(e)	6.75%	1/28/2028	26,705	22,899,538
CSN Resources SA (Brazil)†(e)	7.625%	4/17/2026	15,335	13,283,944
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	6,884	7,051,866
Total				43,235,348

Support: Services 2.09%
Ahern Rentals, Inc.†	7.375%	5/15/2023	20,365	9,849,430
Brand Industrial Service, Inc.†	8.50%	7/15/2025	18,812	16,989,399

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
Brink’s Co. (The)†	4.625%	10/15/2027	$27,395	$26,378,782
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	11,695,348
Georgetown University (The)	2.943%	4/1/2050	17,968	17,627,143
IHS Markit Ltd. (United Kingdom)†(e)	4.00%	3/1/2026	29,435	32,623,546
IHS Markit Ltd. (United Kingdom)(e)	4.25%	5/1/2029	6,511	7,459,490
IHS Markit Ltd. (United Kingdom)(e)	4.75%	8/1/2028	21,574	25,378,251
Johns Hopkins University	2.813%	1/1/2060	10,114	10,700,310
Marble II Pte Ltd. (Singapore)†(e)	5.30%	6/20/2022	15,805	15,646,393
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024	16,120	15,895,207
Metropolitan Museum of Art (The)	3.40%	7/1/2045	26,471	32,898,881
Presidio Holdings, Inc.†	4.875%	2/1/2027	16,307	15,968,141
Ritchie Bros Auctioneers, Inc. (Canada)†(e)	5.375%	1/15/2025	13,118	13,529,315
Uber Technologies, Inc.†	8.00%	11/1/2026	20,289	20,674,491
United Rentals North America, Inc.	4.625%	10/15/2025	11,437	11,516,716
United Rentals North America, Inc.	4.875%	1/15/2028	21,596	22,169,698
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	7,042,709
Verisk Analytics, Inc.	3.625%	5/15/2050	15,070	17,119,540
WeWork Cos., Inc.†	7.875%	5/1/2025	50,858	24,824,553
Total				355,987,343

Technology Hardware & Equipment 0.80%
Apple, Inc.	1.80%	9/11/2024	22,440	23,513,111
Apple, Inc.	3.00%	6/20/2027	26,927	30,093,635
CDW LLC / CDW Finance Corp.	4.25%	4/1/2028	4,583	4,678,074
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025	7,171	7,211,337
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	16,348,425
Motorola Solutions, Inc.	4.60%	5/23/2029	17,963	20,748,828
Western Digital Corp.	4.75%	2/15/2026	32,314	33,494,754
Total				136,088,164

Telecommunications Equipment 0.11%
Xiaomi Best Time International Ltd. (Hong Kong)†(e)	3.375%	4/29/2030	19,734	19,491,264

Telecommunications: Satellite 0.29%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(e)	6.75%	10/1/2026	29,167	27,618,232
Hughes Satellite Systems Corp.	5.25%	8/1/2026	21,000	21,792,960
Total				49,411,192

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireless 1.67%
American Tower Corp.	2.95%		1/15/2025		$44,909	$48,854,910
Crown Castle International Corp.	4.15%		7/1/2050		11,119	12,837,601
SBA Communications Corp.†	3.875%		2/15/2027		40,849	40,734,827
Sprint Capital Corp.	6.875%		11/15/2028		99,783	121,879,946
T-Mobile USA, Inc.†	3.50%		4/15/2025		10,684	11,665,806
T-Mobile USA, Inc.†	3.875%		4/15/2030		16,027	17,893,264
T-Mobile USA, Inc.†	4.50%		4/15/2050		11,073	13,071,123
T-Mobile USA, Inc.	6.50%		1/15/2026		16,855	17,633,448
Total						284,570,925

Telecommunications: Wireline Integrated & Services 2.47%
Altice Financing SA (Luxembourg)†(e)	7.50%		5/15/2026		38,191	40,196,982
Altice France Holding SA (Luxembourg)†(e)	6.00%		2/15/2028		13,128	12,488,076
Altice France Holding SA (Luxembourg)†(e)	10.50%		5/15/2027		22,837	25,256,009
Altice France SA (France)†(e)	7.375%		5/1/2026		46,103	48,177,174
Altice France SA (France)†(e)	8.125%		2/1/2027		39,761	43,583,821
Consolidated Communications, Inc.	6.50%		10/1/2022		11,460	10,593,338
CyrusOne LP/CyrusOne Finance Corp.	2.90%		11/15/2024		9,245	9,724,240
DKT Finance ApS (Denmark)†(e)	9.375%		6/17/2023		19,351	19,520,321
Equinix, Inc.(c)	2.875%		2/1/2026	EUR	51,088	58,498,227
GCI LLC	6.875%		4/15/2025		$13,026	13,464,260
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(e)(l)	6.054% (3 Mo. LIBOR + 5.75%	)#	1/15/2015		15,000	1,500	(b)
Motorola Solutions, Inc.	4.60%		2/23/2028		15,034	17,106,265
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%		10/15/2023		25,939	24,463,719
Verizon Communications, Inc.	2.625%		8/15/2026		54,987	59,879,554
VTR Comunicaciones SpA (Chile)†(e)(j)	5.125%		1/15/2028		6,429	6,592,940
Zayo Group Holdings, Inc.†	4.00%		3/1/2027		16,659	15,839,044
Zayo Group Holdings, Inc.†	6.125%		3/1/2028		16,702	16,271,422
Total						421,656,892

Tobacco 0.07%
BAT Capital Corp.	4.70%		4/2/2027		10,362	11,858,191

Transportation: Infrastructure/Services 1.07%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.375%		7/3/2029		26,773	26,272,215
Aeropuerto Internacional de Tocumen SA (Panama)†(e)	6.00%		11/18/2048		22,251	24,449,509
Autopistas del Sol SA (Costa Rica)†(e)	7.375%		12/30/2030		16,472	14,281,870
Autoridad del Canal de Panama (Panama)†(e)	4.95%		7/29/2035		8,750	10,012,669

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Transportation: Infrastructure/Services (continued)
CH Robinson Worldwide, Inc.	4.20%	4/15/2028	$20,351	$23,211,935
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(e)	5.375%	11/15/2024	30,508	31,040,936
Rumo Luxembourg Sarl (Luxembourg)(e)(j)	5.25%	1/10/2028	7,945	7,945,000
Stena AB (Sweden)†(e)	7.00%	2/1/2024	18,962	17,893,396
XPO Logistics, Inc.†	6.25%	5/1/2025	26,723	28,042,448
Total				183,149,978
Total High Yield Corporate Bonds (cost $12,013,952,195)				12,416,160,277

MUNICIPAL BONDS 3.19%

Air Transportation 0.19%
Miami Dade Cnty, FL	3.982%	10/1/2041	13,915	13,705,579
Miami-Dade Cnty, FL	4.28%	10/1/2041	18,040	19,306,228
Total				33,011,807

Education 0.82%
California State University	3.899%	11/1/2047	33,030	40,822,438
Ohio Univ	5.59%	12/1/2114	11,104	16,590,042
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	46,015	49,963,547
Univ of California Bd of Regents	6.548%	5/15/2048	12,463	19,968,717
Univ of California Bd of Regents	3.006%	5/15/2050	12,835	13,046,906
Total				140,391,650

General Obligation 0.79%
California	7.55%	4/1/2039	15,015	26,803,126
Chicago Transit Auth, IL	6.899%	12/1/2040	11,826	16,316,924
City of Portland	7.701%	6/1/2022	11,950	12,995,147
District of Columbia	5.591%	12/1/2034	14,130	18,790,357
Honolulu HI City & Cnty,	5.418%	12/1/2027	6,620	8,635,525
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	12,497	17,312,344
Massachusetts	4.20%	12/1/2021	6,620	6,789,869
Pennsylvania	5.45%	2/15/2030	12,190	15,579,186
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	9,595	11,826,221
Total				135,048,699

Government Guaranteed 0.03%
City & County of San Francisco CA	5.45%	6/15/2025	4,540	5,446,638

Lease Obligation 0.05%
Wisconsin	3.294%	5/1/2037	7,145	7,791,337

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
Miscellaneous 0.54%
Dallas Convention Center Hotel Dev Corp., TX	7.088%		1/1/2042	$17,795	$22,454,265
New York City Indl Dev Agy†	11.00%		3/1/2029	19,878	27,154,938
Pasadena Public Fing Auth	7.148%		3/1/2043	26,795	41,508,402
Total					91,117,605

Tax Revenue 0.36%
Massachusetts Sch Bldg Auth	5.715%		8/15/2039	20,055	27,846,568
Memphis-Shelby County Industrial Development Board, TN	7.00%		7/1/2045	12,890	14,095,086	(a)
San Jose Redev Agy, CA	2.259%		8/1/2020	19,600	19,622,148
Total					61,563,802

Transportation 0.07%
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	10,790	11,096,652

Transportation: Infrastructure/Services 0.23%
Chicago Transit Auth, IL	6.20%		12/1/2040	12,385	16,843,971
Port of Seattle, WA	3.571%		5/1/2032	7,305	7,669,593
Port of Seattle, WA	3.755%		5/1/2036	13,905	14,525,580
Total					39,039,144

Utilities 0.11%
San Antonio, TX	5.718%		2/1/2041	13,240	19,289,621
Total Municipal Bonds (cost $488,740,872)					543,796,955

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.94%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(m)	12/25/2059	8,979	9,056,355
BBCMS Mortgage Trust 2018-C2 C	5.135%	#(m)	12/15/2051	15,628	15,846,098
BBCMS Mortgage Trust 2019-BWAY A†	1.141% (1 Mo. LIBOR + .96%	)#	11/25/2034	25,000	24,205,610
Benchmark Mortgage Trust 2019-B12 WMA†	4.388%	#(m)	8/15/2052	35,544	34,522,110	(a)
CF Trust 2019-BOSS A1†	3.435% (1 Mo. LIBOR + 3.25%	)#	12/15/2021	18,200	16,727,999	(a)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(m)	4/15/2049	9,991	5,668,167
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(m)	9/10/2047	17,906	19,146,041
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.785% (1 Mo. LIBOR + 1.60%	)#	5/15/2036	14,076	13,684,028
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24%	#(m)	2/25/2050	20,472	20,851,883
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(m)	1/25/2060	12,832	13,003,897
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	10,013	10,125,932
Great Wolf Trust 2019-WOLF A†	1.219% (1 Mo. LIBOR + 1.03%	)#	12/15/2036	49,981	48,167,324

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

				Principal
	Interest		Maturity	Amount	Fair
Investments	Rate		Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMCC Commercial Mortgage Securities Trust 2017-JP5	4.032%	#(m)	3/15/2050	$8,806	$7,988,077
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(m)	1/26/2060	8,107	8,271,544
PFP Ltd. 2019-6 A†	1.245% (1 Mo. LIBOR + 1.05%	)#	4/14/2037	25,000	24,235,000
PFP Ltd. 2019-6 C†	2.295% (1 Mo. LIBOR + 2.10%	)#	4/14/2037	27,054	25,430,760
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(m)	2/25/2024	5,816	5,904,885
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(m)	2/25/2050	12,940	13,064,764
Verus Securitization Trust 2020-1 A1†	2.417%	#(m)	1/25/2060	14,944	15,169,100
Total Non-Agency Commercial Mortgage-Backed Securities (cost $337,345,087)					331,069,574

	Dividend			Shares
	Rate			(000)

PREFERRED STOCK 0.00%

Energy: Exploration & Production 0.00%
Templar Energy LLC (cost $3,864,293)	Zero Coupon			444	–	(a)

	Exercise		Expiration
	Price		Date

WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc. (cost $871,457)	$35.05		5/22/2022	165	1,651	(a)
Total Long-Term Investments (cost $16,278,507,394)					16,743,205,804

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)
SHORT-TERM INVESTMENT 0.22%

REPURCHASE AGREEMENT 0.15%
Repurchase Agreement dated 6/30/2020, 0.00% due 7/1/2020 with Fixed Income Clearing Corp. collateralized by $23,644,800 of U.S. Treasury Note at 2.75% due 8/31/2023; value: $25,776,895; proceeds: $25,271,380 (cost $25,271,380)				$25,271	$25,271,380

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2020

	Shares	Fair
Investments	(000)	Value
Money Market Funds 0.07%
CitiBank N.A.(n)	$1,290	$1,289,700
Fidelity Government Portfolio(n)	11,607	11,607,300
Total Money Market Funds (cost $12,897,000)		12,897,000
Total Short-Term Investments (cost $38,168,380)		38,168,380
Total Investments in Securities 98.32% (cost $16,316,675,774)		16,781,374,184
Less Unfunded Loan Commitments (0.00)% (cost $482,098)		(546,466)
Net Investments 98.32% (cost $16,316,193,676)		16,780,827,718
Cash, Foreign Cash, Securities Lending and Other Assets in Excess Liabilities(o) 1.68%		286,097,163
Net Assets 100.00%		$17,066,924,881

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2020, the total value of Rule 144A securities was $7,101,888,253, which represents 41.61% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2020.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	All or a portion of this security was on loan to brokers at June 30, 2020.
(e)	Foreign security traded in U.S. dollars.
(f)	Affiliated issuers in which the Fund holds 5% or more of the voting securities. Not affiliated as of June 30, 2020.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2020.
(h)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Securities purchased on a when-issued basis (See Note 2(l)).
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Defaulted (non-income producing security).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Security was purchased with the cash collateral from loaned securities.
(o)	Cash, Foreign Cash, Securities Lending and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Centrally Cleared Credit Default Swaps on Indexes – Buy Protection at June 30, 2020 (1):

		Fund
Referenced	Central	Pays	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing Party	(Quarterly)	Date	Amount	Value	Upfront(2)	Depreciation(3)
Markit CDX. NA.IG.34(4)(5)	Credit Suisse	1.00%	12/20/2024	$768,930,000	$778,007,911	$(1,883,770)	$(7,194,141)

Centrally Cleared Credit Default Swaps on Indexes – Sell Protection at June 30, 2020(1):

		Fund
Referenced	Central	Receives	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing Party	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)
Markit CDX. NA.HY.33(4)(6)	Credit Suisse	5.00%	12/20/2024	$60,872,720	$60,564,664	$(3,605,591)	$3,297,535
Markit CDX. NA.HY.34(4)(6)	Credit Suisse	5.00%	12/20/2024	290,511,212	288,616,193	(17,442,852)	15,547,833
						$(21,048,443)	$18,845,368

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $18,845,368. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $7,194,141.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2020

Credit Default Swaps on Indexes – Sell Protection at June 30, 2020(1):

Referenced Index	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BBB.9*	Credit Suisse	3.00%	9/17/2058	$5,718,000	$4,606,385	$(247,694)	$(863,921)	$(1,111,615)
Markit CMBX NA.BBB.10*	Credit Suisse	3.00%	11/17/2059	50,333,000	40,264,891	(2,567,323)	(7,500,786)	(10,068,109)
Markit CMBX NA.BBB.9*	Deutsche Bank	3.00%	9/17/2058	23,068,000	18,583,437	(999,265)	(3,485,298)	(4,484,563)
Markit CMBX NA.BBB.11*	Deutsche Bank	3.00%	11/18/2054	9,162,000	7,289,488	(273,136)	(1,599,376)	(1,872,512)
Markit CMBX NA.BBB.9*	Goldman Sachs	3.00%	9/17/2058	13,539,000	10,906,934	(586,486)	(2,045,580)	(2,632,066)
Markit CMBX NA.BBB.10*	Goldman Sachs	3.00%	11/17/2059	34,779,000	27,822,158	(1,773,964)	(5,182,878)	(6,956,842)
Markit CMBX NA.BBB.11*	Morgan Stanley	3.00%	11/18/2054	8,122,000	6,462,041	(242,132)	(1,417,827)	(1,659,959)
Markit CMBX NA.BBB.11*	JPMorgan Chase	3.00%	11/18/2054	4,607,000	3,665,430	(137,343)	(804,227)	(941,570)
						$(6,827,343)	$(22,899,893)	$(29,727,236)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $22,899,893.
(4)	Includes upfront payments received.

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2020

Open Forward Foreign Currency Exchange Contracts at June 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Morgan Stanley	9/8/2020	13,545,000	$17,067,120	$16,790,281	$276,839
Euro	Sell	Bank of America	9/4/2020	174,803,000	197,644,683	196,665,763	978,920
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,255,759

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	Morgan Stanley	8/26/2020	41,000,000	$26,916,869	$28,300,681	$(1,383,812)

Open Futures Contracts at June 30, 2020:

				Notional			Notional	Unrealized
Type	Expiration	Contracts	Position	Amount			Value	Appreciation
U.S. 10-Year Treasury Note	September 2020	232	Long		$32,196,303		$32,287,875	$91,572
U.S. 2-Year Treasury Note	September 2020	22,358	Long		4,934,526,797		4,937,275,241	2,748,444
U.S. 5-Year Treasury Note	September 2020	10,307	Long		1,292,828,345		1,296,024,731	3,196,386
Total Unrealized Appreciation on Open Futures Contracts								$6,036,402

				Notional			Notional	Unrealized
Type	Expiration	Contracts	Position	Amount			Value	Depreciation
Euro-Bobl	September 2020	49	Short	EUR	(6,568,858)	EUR	(6,614,020)	$(50,739)
U.S. 10-Year Ultra Treasury Bond	September 2020	3,094	Short		$(484,990,781)		$(487,256,656)	(2,265,875)
U.S. Long Bond	September 2020	2,561	Short		(453,811,642)		(457,298,563)	(3,486,921)
U.S. Ultra Treasury Bond	September 2020	4,742	Short		(1,018,535,867)		(1,034,496,938)	(15,961,071)
Total Unrealized Depreciation on Open Futures Contracts								$(21,764,606)

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(continued)

June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$–	$–	$16,866,116	$16,866,116
Other	–	472,777,169	5,272,799	478,049,968
Remaining Industries	–	31,334,816	–	31,334,816
Common Stocks
Auto Parts & Equipment	–	4,552,927	–	4,552,927
Electric: Integrated	–	–	616,058	616,058
Energy: Exploration & Production	22,749,242	–	33,346	22,782,588
Media: Content	–	–	1,406,720	1,406,720
Personal & Household Products	64,229,124	687,342	12,560,985	77,477,451
Specialty Retail	121,372,912	5,244,348	–	126,617,260
Transportation: Infrastructure/Services	–	–	10,668,044	10,668,044
Remaining Industries	1,133,909,137	–	–	1,133,909,137
Convertible Bond	–	99,629,328	–	99,629,328
Floating Rate Loans
Building Materials	–	24,285,591	16,919,756	41,205,347
Diversified Capital Goods	–	3,725,763	19,652,804	23,378,567
Personal & Household Products	–	53,780,572	850,663	54,631,235
Unfunded Commitments	–	(546,466)	–	(546,466)
Remaining Industries	–	879,184,344	–	879,184,344
Foreign Government Obligations	–	449,867,441	–	449,867,441
High Yield Corporate Bonds
Automakers	–	396,514,933	1,500	396,516,433
Banking	–	843,110,504	2,250	843,112,754
Metals/Mining (Excluding Steel)	–	250,576,012	19	250,576,031
Telecommunications: Wireline Integrated & Services	–	421,655,392	1,500	421,656,892
Remaining Industries	–	10,504,298,167	–	10,504,298,167
Municipal Bonds
Tax Revenue	–	502,546,931	14,095,086	516,642,017
Other Revenue	–	27,154,938	–	27,154,938
Non-Agency Commercial Mortgage-Backed Securities	–	279,819,465	51,250,109	331,069,574
Preferred Stock	–	–	–	–
Warrant	–	–	1,651	1,651
Short-Term Investments
Repurchase Agreement	–	25,271,380	–	25,271,380
Money Market Funds	12,897,000	–	–	12,897,000
Total	$1,355,157,415	$15,275,470,897	$150,199,406	$16,780,827,718

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$18,845,368	$–	$18,845,368
Liabilities	–	(7,194,141)	–	(7,194,141)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(29,727,236)	–	(29,727,236)
Forward Foreign Currency Exchange Contracts
Assets	–	1,255,759	–	1,255,759
Liabilities	–	(1,383,812)	–	(1,383,812)
Futures Contracts
Assets	6,036,402	–	–	6,036,402
Liabilities	(21,764,606)	–	–	(21,764,606)
Total	$(15,728,204)	$(18,204,062)	$–	$(33,932,266)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Municipals Bonds	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock	Warrants
Balance as of January 1, 2020	$10,441,539	$14,526,216	$104,178,425	$5,269	$–	$53,842,824	$ –	$1,651
Accrued Discounts (Premiums)	270	–	156,797	–	(36,912)	4,615	–	–
Realized Gain (Loss)	(534,204)	–	(558,717)	–	–	–	–	–
Change in Unrealized Appreciation (Depreciation)	(95,887)	(525,165)	(5,967,990)	–	197,779	(2,597,330)	–	–
Purchases	–	11,284,102	3,122,843	–	–	–	–	–
Sales	(6,418,606)	–	(17,174,408)	–	–	–	–	–
Transfers into Level 3	22,234,532	–	17,219,812	–	13,934,219	–	–	–
Transfers out of Level 3	(3,488,729)	–	(63,553,539)	–	–	–	–	–
Balance as of June 30, 2020	$22,138,915	$25,285,153	$37,423,223	$5,269	$14,095,086	$51,250,109	$ –	$1,651
Change in unrealized appreciation/ depreciation for the period ended June 30, 2020, related to Level 3 investments held at June 30, 2020	$(95,887)	$(525,165)	$(5,898,051)	$–	$197,779	$(2,597,330)	$ –	$–

See Notes to Financial Statements.	43

Statement of Assets and Liabilities (unaudited)

June 30, 2020

ASSETS:
Investments in securities, at fair value including $12,310,020 of securities loaned (cost $16,316,193,676)	$16,780,827,718
Cash	39,736,063
Deposits with brokers for futures collateral	66,612,760
Deposits with brokers for swaps collateral	67,775,746
Foreign cash, at value (cost $684,416)	684,532
Receivables:
Investment securities sold	238,344,838
Interest and dividends	191,754,952
Capital shares sold	119,315,943
Variation margin for futures contracts	10,122,526
Variation margin for centrally cleared credit default swap agreements	12,690,570
Unrealized appreciation on forward foreign currency exchange contracts	1,255,759
Unrealized appreciation on unfunded commitments	64,368
Prepaid expenses and other assets	459,736
Total assets	17,529,645,511
LIABILITIES:
Payables:
Investment securities purchased	308,718,630
Capital shares reacquired	37,815,082
Management fee	5,973,668
12b-1 distribution plan	2,609,471
Directors’ fees	1,581,819
Fund administration	554,334
Unrealized depreciation on forward foreign currency exchange contracts	1,383,812
Credit default swap agreements payable, at fair value (including upfront payments of $6,827,343)	29,727,236
Payable for collateral due to broker for securities lending	12,897,000
Interest payable	70,080
Distributions payable	59,303,459
Accrued expenses and other liabilities	2,086,039
Total liabilities	462,720,630
Commitments and contingent liabilities
NET ASSETS	$17,066,924,881
COMPOSITION OF NET ASSETS:
Paid-in capital	$17,586,966,550
Total distributable earnings (loss)	(520,041,669)
Net Assets	$17,066,924,881

44	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2020

Net assets by class:
Class A Shares	$5,039,774,722
Class C Shares	$1,249,817,861
Class F Shares	$6,392,667,774
Class F3 Shares	$2,389,658,183
Class I Shares	$1,481,101,640
Class P Shares	$14,028,579
Class R2 Shares	$5,954,821
Class R3 Shares	$201,466,095
Class R4 Shares	$59,803,445
Class R5 Shares	$21,656,644
Class R6 Shares	$210,995,117
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	652,723,340
Class C Shares (600 million shares of common stock authorized, $.001 par value)	161,435,978
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	829,161,763
Class F3 Shares (900 million shares of common stock authorized, $.001 par value)	310,924,621
Class I Shares (900 million shares of common stock authorized, $.001 par value)	192,876,672
Class P Shares (160 million shares of common stock authorized, $.001 par value)	1,776,113
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	771,129
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	26,136,134
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	7,743,084
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	2,817,048
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	27,457,746
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.72
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$7.90
Class C Shares-Net asset value	$7.74
Class F Shares-Net asset value	$7.71
Class F3 Shares-Net asset value	$7.69
Class I Shares-Net asset value	$7.68
Class P Shares-Net asset value	$7.90
Class R2 Shares-Net asset value	$7.72
Class R3 Shares-Net asset value	$7.71
Class R4 Shares-Net asset value	$7.72
Class R5 Shares-Net asset value	$7.69
Class R6 Shares-Net asset value	$7.68

See Notes to Financial Statements.	45

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2020

Investment income:
Dividends (net of foreign withholding taxes of $8,295)	$2,432,120
Interest and other	371,701,048
Total investment income	374,133,168
Expenses:
Management fee	34,952,781
12b-1 distribution plan-Class A	4,963,295
12b-1 distribution plan-Class C	5,276,039
12b-1 distribution plan-Class F	2,905,539
12b-1 distribution plan-Class P	33,278
12b-1 distribution plan-Class R2	17,965
12b-1 distribution plan-Class R3	488,542
12b-1 distribution plan-Class R4	70,666
Shareholder servicing	5,752,667
Fund administration	3,234,213
Reports to shareholders	570,181
Registration	552,396
Directors’ fees	178,074
Professional	106,376
Custody	44,187
Other	163,147
Gross expenses	59,309,346
Expense reductions (See Note 10)	(105,183)
Net expenses	59,204,163
Net investment income	314,929,005
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(364,870,606)
Net realized gain (loss) on investments in affiliated issuers	(682,465)
Net realized gain (loss) on futures contracts	(203,864,104)
Net realized gain (loss) on forward foreign currency exchange contracts	2,546,775
Net realized gain (loss) on swap contracts	(40,001,176)
Net realized gain (loss) on foreign currency related transactions	6,028,852
Net change in unrealized appreciation/depreciation on investments	(150,034,410)
Net change in unrealized appreciation/depreciation on investments in affiliated issuers	(5,701,563)
Net change in unrealized appreciation/depreciation on futures contracts	(76,419,094)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(4,146,773)
Net change in unrealized appreciation/depreciation on swap contracts	(26,188,663)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	22,327
Net change in unrealized appreciation/depreciation on unfunded commitments	80,080
Net realized and unrealized gain (loss)	(863,230,820)
Net Decrease in Net Assets Resulting From Operations	$(548,301,815)

46	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
Operations:
Net investment income	$314,929,005	$555,633,659
Net realized gain (loss) on investments, investments in affiliated issuers, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(600,842,724)	(147,604,828)
Net change in unrealized appreciation/depreciation on investments, investments in affiliated issuers futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(262,388,096)	1,302,142,172
Net increase (decrease) in net assets resulting from operations	(548,301,815)	1,710,171,003
Distributions to shareholders:
Class A	(105,457,613)	(194,859,155)
Class C	(22,625,285)	(45,095,077)
Class F	(126,014,832)	(195,649,540)
Class F3	(51,094,786)	(81,839,796)
Class I	(30,898,870)	(48,283,037)
Class P	(295,180)	(685,754)
Class R2	(115,344)	(250,541)
Class R3	(3,870,726)	(6,586,870)
Class R4	(1,199,086)	(1,241,702)
Class R5	(415,196)	(1,390,615)
Class R6	(4,442,954)	(6,028,037)
Total distributions to shareholders	(346,429,872)	(581,910,124)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	4,393,546,353	5,924,604,430
Reinvestment of distributions	306,005,263	514,580,185
Cost of shares reacquired	(3,224,026,516)	(3,260,013,600)
Net increase in net assets resulting from capital share transactions	1,475,525,100	3,179,171,015
Net increase in net assets	580,793,413	4,307,431,894
NET ASSETS:
Beginning of period	$16,486,131,468	$12,178,699,574
End of period	$17,066,924,881	$16,486,131,468

See Notes to Financial Statements.	47

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2020(c)	$8.13	$0.14	$(0.39)	$(0.25)	$(0.16)	$–	$(0.16)
12/31/2019	7.47	0.31	0.68	0.99	(0.33)	–	(0.33)
12/31/2018	8.25	0.33	(0.63)	(0.30)	(0.36)	(0.12)	(0.48)
12/31/2017	7.93	0.33	0.39	0.72	(0.35)	(0.05)	(0.40)
12/31/2016	7.40	0.35	0.54	0.89	(0.36)	–	(0.36)
12/31/2015	7.93	0.32	(0.44)	(0.12)	(0.35)	(0.06)	(0.41)

Class C
6/30/2020(c)	8.16	0.11	(0.39)	(0.28)	(0.14)	–	(0.14)
12/31/2019	7.49	0.26	0.69	0.95	(0.28)	–	(0.28)
12/31/2018	8.27	0.28	(0.63)	(0.35)	(0.31)	(0.12)	(0.43)
12/31/2017	7.95	0.28	0.39	0.67	(0.30)	(0.05)	(0.35)
12/31/2016	7.42	0.30	0.55	0.85	(0.32)	–	(0.32)
12/31/2015	7.95	0.27	(0.44)	(0.17)	(0.30)	(0.06)	(0.36)

Class F
6/30/2020(c)	8.12	0.14	(0.38)	(0.24)	(0.17)	–	(0.17)
12/31/2019	7.46	0.32	0.67	0.99	(0.33)	–	(0.33)
12/31/2018	8.24	0.34	(0.64)	(0.30)	(0.36)	(0.12)	(0.48)
12/31/2017	7.92	0.34	0.39	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.39	0.36	0.54	0.90	(0.37)	–	(0.37)
12/31/2015	7.91	0.33	(0.44)	(0.11)	(0.35)	(0.06)	(0.41)

Class F3
6/30/2020(c)	8.10	0.15	(0.39)	(0.24)	(0.17)	–	(0.17)
12/31/2019	7.43	0.33	0.69	1.02	(0.35)	–	(0.35)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
4/4/2017 to 12/31/2017(f)	8.01	0.25	0.27	0.52	(0.27)	(0.05)	(0.32)

Class I
6/30/2020(c)	8.09	0.14	(0.38)	(0.24)	(0.17)	–	(0.17)
12/31/2019	7.43	0.32	0.68	1.00	(0.34)	–	(0.34)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
12/31/2017	7.89	0.35	0.38	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.36	0.55	0.91	(0.38)	–	(0.38)
12/31/2015	7.89	0.34	(0.45)	(0.11)	(0.36)	(0.06)	(0.42)

Class P
6/30/2020(c)	8.32	0.13	(0.39)	(0.26)	(0.16)	–	(0.16)
12/31/2019	7.64	0.30	0.69	0.99	(0.31)	–	(0.31)
12/31/2018	8.44	0.31	(0.64)	(0.33)	(0.35)	(0.12)	(0.47)
12/31/2017	8.11	0.34	0.39	0.73	(0.35)	(0.05)	(0.40)
12/31/2016	7.57	0.35	0.56	0.91	(0.37)	–	(0.37)
12/31/2015	8.10	0.33	(0.45)	(0.12)	(0.35)	(0.06)	(0.41)

48	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.72	(3.00	)(d)	0.78	(e)	3.90	(e)	$5,039,775	77	(d)
8.13	13.37		0.79		3.90		5,246,570	217
7.47	(3.79)		0.79		4.11		4,252,132	147
8.25	9.21		0.81		4.10		4,491,809	113
7.93	12.35		0.81		4.57		4,263,801	119
7.40	(1.74)		0.82		4.10		4,183,669	119

7.74	(3.42	)(d)	1.43	(e)	3.25	(e)	1,249,818	77	(d)
8.16	12.77		1.42		3.28		1,328,321	217
7.49	(4.38)		1.43		3.46		1,296,749	147
8.27	8.52		1.43		3.49		1,872,830	113
7.95	11.63		1.44		3.95		1,892,905	119
7.42	(2.35)		1.46		3.48		1,882,589	119

7.71	(2.97	)(d)	0.68	(e)	3.98	(e)	6,392,668	77	(d)
8.12	13.64		0.69		3.97		5,743,483	217
7.46	(3.83)		0.69		4.20		3,827,057	147
8.24	9.32		0.71		4.16		3,793,021	113
7.92	12.46		0.71		4.65		2,607,811	119
7.39	(1.53)		0.72		4.20		1,893,642	119

7.69	(2.89	)(d)	0.52	(e)	4.17	(e)	2,389,658	77	(d)
8.10	13.86		0.52		4.14		2,290,420	217
7.43	(3.57)		0.52		4.37		1,533,935	147
8.21	6.55	(d)	0.53	(e)	4.06	(e)	1,093,748	113

7.68	(2.94	)(d)	0.59	(e)	4.08	(e)	1,481,102	77	(d)
8.09	13.80		0.59		4.07		1,401,118	217
7.43	(3.77)		0.59		4.30		927,024	147
8.21	9.44		0.61		4.25		1,039,534	113
7.89	12.62		0.61		4.77		450,661	119
7.36	(1.59)		0.62		4.28		382,854	119

7.90	(3.13	)(d)	1.04	(e)	3.65	(e)	14,029	77	(d)
8.32	13.16		1.04		3.67		16,727	217
7.64	(4.00)		0.95		3.94		17,453	147
8.44	9.18		0.86		4.07		32,370	113
8.11	12.27		0.87		4.53		36,825	119
7.57	(1.66)		0.87		4.06		35,632	119

See Notes to Financial Statements.	49

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2020(c)	$8.13	$0.12	$(0.38)	$(0.26)	$(0.15)	$–	$(0.15)
12/31/2019	7.47	0.28	0.67	0.95	(0.29)	–	(0.29)
12/31/2018	8.25	0.30	(0.64)	(0.34)	(0.32)	(0.12)	(0.44)
12/31/2017	7.93	0.30	0.39	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.40	0.31	0.55	0.86	(0.33)	–	(0.33)
12/31/2015	7.93	0.29	(0.44)	(0.15)	(0.32)	(0.06)	(0.38)

Class R3
6/30/2020(c)	8.12	0.13	(0.39)	(0.26)	(0.15)	–	(0.15)
12/31/2019	7.46	0.29	0.67	0.96	(0.30)	–	(0.30)
12/31/2018	8.24	0.30	(0.63)	(0.33)	(0.33)	(0.12)	(0.45)
12/31/2017	7.92	0.31	0.38	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.39	0.32	0.55	0.87	(0.34)	–	(0.34)
12/31/2015	7.91	0.30	(0.44)	(0.14)	(0.32)	(0.06)	(0.38)

Class R4
6/30/2020(c)	8.14	0.14	(0.40)	(0.26)	(0.16)	–	(0.16)
12/31/2019	7.47	0.30	0.69	0.99	(0.32)	–	(0.32)
12/31/2018	8.25	0.33	(0.64)	(0.31)	(0.35)	(0.12)	(0.47)
12/31/2017	7.93	0.33	0.38	0.71	(0.34)	(0.05)	(0.39)
12/31/2016	7.40	0.34	0.55	0.89	(0.36)	–	(0.36)
6/30/2015 to 12/31/2015(g)	7.99	0.16	(0.52)	(0.36)	(0.17)	(0.06)	(0.23)

Class R5
6/30/2020(c)	8.10	0.14	(0.38)	(0.24)	(0.17)	–	(0.17)
12/31/2019	7.43	0.33	0.68	1.01	(0.34)	–	(0.34)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
12/31/2017	7.86	0.35	0.41	0.76	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.21	0.67	0.88	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(g)	7.95	0.17	(0.52)	(0.35)	(0.18)	(0.06)	(0.24)

Class R6
6/30/2020(c)	8.09	0.15	(0.39)	(0.24)	(0.17)	–	(0.17)
12/31/2019	7.43	0.33	0.68	1.01	(0.35)	–	(0.35)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
12/31/2017	7.89	0.35	0.39	0.74	(0.37)	(0.05)	(0.42)
12/31/2016	7.37	0.37	0.53	0.90	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(g)	7.95	0.17	(0.51)	(0.34)	(0.18)	(0.06)	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

50	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.72	(3.19	)(d)	1.19	(e)	3.50	(e)	$5,955	77	(d)
8.13	12.93		1.19		3.51		6,688	217
7.47	(4.17)		1.19		3.71		6,460	147
8.25	8.78		1.21		3.68		9,066	113
7.93	11.91		1.21		4.05		5,324	119
7.40	(2.13)		1.22		3.71		4,075	119

7.71	(3.15	)(d)	1.08	(e)	3.61	(e)	201,466	77	(d)
8.12	13.20		1.09		3.60		201,289	217
7.46	(4.21)		1.09		3.81		152,743	147
8.24	8.90		1.10		3.80		151,842	113
7.92	12.03		1.11		4.19		128,317	119
7.39	(1.91)		1.12		3.82		107,581	119

7.72	(3.14	)(d)	0.83	(e)	3.87	(e)	59,803	77	(d)
8.14	13.46		0.84		3.80		48,229	217
7.47	(3.83)		0.84		4.09		18,847	147
8.25	9.16		0.86		3.98		8,420	113
7.93	12.29		0.86		4.40		2,072	119
7.40	(4.59	)(d)	0.87	(e)	4.27	(e)	207	119

7.69	(2.92	)(d)	0.58	(e)	4.12	(e)	21,657	77	(d)
8.10	13.79		0.59		4.13		16,505	217
7.43	(3.63)		0.59		4.32		30,204	147
8.21	9.46		0.61		4.29		27,302	113
7.86	12.62		0.61		2.70		386	119
7.36	(4.50	)(d)	0.62	(e)	4.39	(e)	10	119

7.68	(2.90	)(d)	0.51	(e)	4.18	(e)	210,995	77	(d)
8.09	13.73		0.52		4.16		186,784	217
7.43	(3.56)		0.52		4.39		116,094	147
8.21	9.54		0.52		4.31		69,028	113
7.89	12.56		0.53		4.83		15,346	119
7.37	(4.36	)(d)	0.54	(e)	4.49	(e)	10,994	119

See Notes to Financial Statements.	51

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Effective June 30, 2020, Class C shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The first conversion of Class C to A Shares under this new policy took place on July 25, 2020 for all Class C shares that were held for more than eight years as of June 30, 2020. Prior to June 30, 2020, Class C shares converted following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income

Notes to Financial Statements (unaudited)(continued)

securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest on the Statement of Operations. Withholding taxes on foreign dividends and interest have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2016 through December 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. These credit default swaps

Notes to Financial Statements (unaudited)(continued)

may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

Notes to Financial Statements (unaudited)(continued)

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(n)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Financial Statements (unaudited)(continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any. on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2020, the Fund had the following unfunded loan commitments:

Pacific Gas and Electric Company 5 Year Revolver $501,729

(o)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2020, the effective management fee was at an annualized rate of .44% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2020:

Distributor	Dealers’
Commissions	Concessions
$343,494	$2,125,950

Distributor received CDSCs of $125,697 and $153,894 for Class A and Class C shares, respectively, for the six months ended June 30, 2020.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such

Notes to Financial Statements (unaudited)(continued)

amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2020 and fiscal year ended December 31, 2019 were as follows:

	Six Months Ended
	6/30/2020	Year Ended
	(unaudited)	12/31/2019
Distributions paid from:
Ordinary income	$346,429,872	$581,910,124
Total distributions paid	$346,429,872	$581,910,124

As of December 31, 2019, the Fund had a capital loss carryforward of $217,198,660, which will carryforward indefinitely.

As of June 30, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$16,418,623,603
Gross unrealized gain	976,632,662
Gross unrealized loss	(641,469,102)
Net unrealized security gain	$335,163,560

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, other financial instruments, and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2020 were as follows:

U.S	Non-U.S	U.S	Non-U.S.
Government	Government	Government	Government
Purchases*	Purchases	Sales*	Sales
$3,656,760,879	$8,849,011,552	$6,288,767,872	$6,568,595,514

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2020, the Fund engaged in cross-trades purchases of $74,795,735 and sales of $165,010,838 which resulted in net realized gains of $6.833,704.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2020 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s

Notes to Financial Statements (unaudited)(continued)

returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into futures contracts for the six months ended June 30, 2020 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2020 (as described in note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

As of June 30, 2020, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

		Foreign
	Interest Rate	Currency	Credit
Asset Derivatives	Contracts	Contracts	Contracts
Centrally Cleared Credit Default Swap Contracts(1)	–	–	$18,845,368
Forward Foreign Currency Exchange Contracts(2)	–	$1,255,759	–
Futures Contracts(3)	$6,036,402	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	–	–	$7,194,141
Credit Default Swap Contracts(4)	–	–	29,727,236
Forward Foreign Currency Exchange Contracts(5)	–	$1,383,812	–
Futures Contracts(3)	$21,764,606	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2020, were as follows:

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$(40,001,176)
Forward Foreign Currency Exchange Contracts(2)	–	$2,546,775	–
Futures Contracts(3)	$(203,864,104)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$(26,188,663)
Forward Foreign Currency Exchange Contracts(5)	–	$(4,146,773)	–
Futures Contracts(6)	$(76,419,094)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$2,012,047,597
Forward Foreign Currency Exchange Contracts(7)	–	$334,395,771	–
Futures Contracts(8)	36,461	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2020.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain(loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,255,759	$–	$1,255,759
Repurchase Agreement	25,271,380	–	25,271,380
Total	$26,527,139	$–	$26,527,139

Notes to Financial Statements (unaudited)(continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$25,271,380	$–	$–	$(25,271,380)	$–
Bank of America	978,920	–	(978,920)	–	–
Morgan Stanley	276,839	(276,839)	–	–	–
Total	$26,527,139	$(276,839)	$(978,920)	$(25,271,380)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Credit Default Swap Contracts	$29,727,236	$–	$29,727,236
Forward Foreign Currency
Exchange Contracts	1,383,812	–	1,383,812
Total	$31,111,048	$–	$31,111,048

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Credit Suisse	$11,179,724	$–	$(11,179,724)	$–	$–
Deutsche Bank	6,357,075	–	(6,300,000)	–	57,075
Goldman Sachs	9,588,908	–	(9,588,908)	–	–
Morgan Stanley	3,043,771	(276,839)	(2,766,932)	–	–
JPMorgan Chase	941,570	–	(940,000)	–	1,570
Total	$31,111,048	$(276,839)	$(30,775,564)	$–	$58,645

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2020.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2020.

8.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Bond Debenture Fund had the following transactions with affiliated issuers during the six months ended June 30, 2020:

						Net		Change in
	Balance of		Balance of			Realized	Dividend	Appreciation
	Shares		Shares		Fair	Gain	Income	(Depreciation)
Affiliated	Held at	Gross	Gross	Held at	Value at	1/1/2020 to	1/1/2020 to	1/1/2020 to
Issuer	12/31/2019	Additions	Sales	6/30/2020	6/30/2020	6/30/2020(a)	6/30/2020	6/30/2020
Shake Shack, Inc.(b)	1,081,328	1,194,009	(490,268)	1,785,069	$94,572,956	$(682,465)	$ –	$(5,701,563)

(a)	Represents realized gains (losses) only when the issuer was an affiliate of the Fund.
(b)	Not an affiliated issuer as of June 30, 2020.

Notes to Financial Statements (unaudited)(continued)

9.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

10.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

11.	LINE OF CREDIT

For the period ended June 30, 2020, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors. Effective August 6, 2020, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 30, 2020, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended June 30, 2020, the Fund did not utilize the Facilities.

12.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

Notes to Financial Statements (unaudited)(continued)

13.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

14.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of June 30, 2020, the market value of securities loaned and collateral received for the Fund was as follows:

Market Value of Securities Loaned	Collateral Received
$12,310,020	$12,897,000

15.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

Notes to Financial Statements (unaudited)(continued)

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit

Notes to Financial Statements (unaudited)(continued)

sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

These factors can affect the Fund’s performance.

16.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

		Six Months Ended
		June 30, 2020		Year Ended
		(unaudited )		December 31, 2019
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	84,805,094	$654,400,221	133,918,244	$1,069,217,883
Converted from Class C*	3,829,340	29,258,577	26,275,240	209,115,573
Reinvestment of distributions	12,684,275	97,017,953	22,444,062	179,194,884
Shares reacquired	(93,681,689)	(704,964,983)	(106,980,010)	(849,818,557)
Increase	7,637,020	$75,711,768	75,657,536	$607,709,783

Class C Shares
Shares sold	21,135,386	$165,141,714	43,768,575	$350,928,819
Reinvestment of distributions	2,618,738	20,069,432	5,027,837	40,211,441
Shares reacquired	(21,381,529)	(161,688,105)	(32,888,087)	(261,619,288)
Converted to Class A*	(3,818,576)	(29,258,577)	(26,206,544)	(209,115,573)
Decrease	(1,445,981)	$(5,735,536)	(10,298,219)	$(79,594,601)

Class F Shares
Shares sold	318,252,981	$2,422,279,705	346,791,388	$2,762,309,640
Reinvestment of distributions	13,114,265	100,127,641	19,369,737	154,501,880
Shares reacquired	(209,441,943)	(1,562,853,703)	(172,184,295)	(1,365,130,514)
Increase	121,925,303	$959,553,643	193,976,830	$1,551,681,006

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		June 30, 2020		Year Ended
		(unaudited )		December 31, 2019
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	61,260,906	$472,454,338	106,494,546	$845,843,853
Reinvestment of distributions	6,719,004	51,150,590	10,303,012	81,952,647
Shares reacquired	(39,977,173)	(297,340,706)	(40,243,536)	(318,286,371)
Increase	28,002,737	$226,264,222	76,554,022	$609,510,129

Class I Shares
Shares sold	71,328,102	$539,569,202	85,849,333	$681,803,971
Reinvestment of distributions	3,760,149	28,607,328	5,557,418	44,150,983
Shares reacquired	(55,439,468)	(412,751,663)	(43,011,770)	(338,928,271)
Increase	19,648,783	$155,424,867	48,394,981	$387,026,683

Class P Shares
Shares sold	101,152	$806,781	237,182	$1,913,910
Reinvestment of distributions	37,507	293,609	83,645	682,350
Shares reacquired	(372,926)	(2,899,249)	(595,234)	(4,849,340)
Decrease	(234,267)	$(1,798,859)	(274,407)	$(2,253,080)

Class R2 Shares
Shares sold	135,938	$1,019,028	279,426	$2,219,423
Reinvestment of distributions	10,686	81,707	19,950	159,371
Shares reacquired	(197,668)	(1,533,867)	(342,140)	(2,715,689)
Decrease	(51,044)	$(433,132)	(42,764)	$(336,895)

Class R3 Shares
Shares sold	3,562,725	$27,813,039	6,315,210	$50,436,576
Reinvestment of distributions	506,834	3,867,805	826,117	6,583,665
Shares reacquired	(2,723,781)	(20,175,074)	(2,839,181)	(22,473,168)
Increase	1,345,778	$11,505,770	4,302,146	$34,547,073

Class R4 Shares
Shares sold	3,458,209	$27,132,640	4,187,331	$33,496,348
Reinvestment of distributions	105,466	805,778	118,504	949,841
Shares reacquired	(1,748,248)	(13,261,595)	(901,293)	(7,212,781)
Increase	1,815,427	$14,676,823	3,404,542	$27,233,408

Class R5 Shares
Shares sold	1,138,882	$8,896,188	1,391,831	$11,010,329
Reinvestment of distributions	53,488	406,593	173,880	1,380,566
Shares reacquired	(413,572)	(3,115,704)	(3,589,909)	(28,601,514)
Increase (decrease)	778,798	$6,187,077	(2,024,198)	$(16,210,619)

Class R6 Shares
Shares sold	9,672,933	$74,033,497	14,483,680	$115,423,678
Reinvestment of distributions	470,301	3,576,827	605,469	4,812,557
Shares reacquired	(5,762,013)	(43,441,867)	(7,633,285)	(60,378,107)
Increase	4,381,221	$34,168,457	7,455,864	$59,858,128

*	Effective June 30, 2020, automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.

The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 28-29, 2020 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018 through February 28, 2020. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: the Fund did not breach its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (08/20)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 25, 2020

By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 25, 2020

By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: August 25, 2020